Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 45.3%
Argentina - 0.0% (A)
MercadoLibre, Inc. (B)	400	$ 588,856

Australia - 1.4%
AGL Energy, Ltd. (C)	10,160	74,469
Alumina, Ltd.	41,114	54,337
AMP, Ltd.	53,072	50,993
Ampol, Ltd.	3,911	72,928
APA Group	17,979	136,833
Aristocrat Leisure, Ltd.	9,075	236,772
ASX, Ltd.	2,944	158,876
Aurizon Holdings, Ltd.	30,325	89,830
AusNet Services	30,131	41,996
Australia & New Zealand Banking Group, Ltd.	44,731	957,428
Bendigo & Adelaide Bank, Ltd. (C)	8,387	64,086
BHP Group PLC	32,983	952,376
BHP Group, Ltd.	121,282	4,173,024
BlueScope Steel, Ltd.	7,968	117,108
Boral, Ltd. (B)	18,699	77,973
Brambles, Ltd.	24,372	195,854
Challenger, Ltd.	8,656	42,078
CIMIC Group, Ltd. (B) (C)	1,567	20,936
Coca-Cola Amatil, Ltd.	7,904	80,627
Cochlear, Ltd.	997	159,762
Coles Group, Ltd.	20,517	249,495
Commonwealth Bank of Australia	27,344	1,788,223
Computershare, Ltd.	7,537	86,100
Crown Resorts, Ltd. (B)	5,924	52,915
CSL, Ltd.	6,930	1,393,033
Dexus, REIT	17,354	128,517
Flight Centre Travel Group, Ltd. (B) (C)	2,390	32,658
Fortescue Metals Group, Ltd.	72,140	1,095,331
Goodman Group, REIT	25,284	347,985
GPT Group, REIT	31,055	108,504
Harvey Norman Holdings, Ltd. (C)	8,036	34,974
Incitec Pivot, Ltd. (B)	26,287	58,102
Insurance Australia Group, Ltd.	36,989	131,485
Lendlease Corp., Ltd.	8,803	86,387
Macquarie Group, Ltd.	5,353	621,387
Magellan Financial Group, Ltd.	1,991	68,309
Medibank Pvt, Ltd.	43,522	92,560
Mirvac Group, REIT	60,745	115,347
National Australia Bank, Ltd.	44,986	888,397
Newcrest Mining, Ltd.	11,345	210,429
Oil Search, Ltd.	30,443	94,804
Orica, Ltd.	6,463	68,480
Origin Energy, Ltd.	27,573	98,223
Qantas Airways, Ltd. (B)	11,670	45,117
QBE Insurance Group, Ltd.	23,395	170,944
Quintis Pty, Ltd. (D) (E) (F)	1,725,383	340,734
Ramsay Health Care, Ltd.	2,783	141,626
REA Group, Ltd. (C)	820	88,280
Santos, Ltd.	27,730	149,542
Scentre Group, REIT	81,989	175,615
SEEK, Ltd. (B)	5,439	117,780
Sonic Healthcare, Ltd.	7,110	189,500
South32, Ltd.	80,210	171,195
Stockland, REIT	37,207	124,347
Suncorp Group, Ltd.	19,619	147,526
Sydney Airport (B)	17,234	81,028
Tabcorp Holdings, Ltd.	31,980	113,679
Telstra Corp., Ltd.	63,543	164,098

	Shares	Value
COMMON STOCKS (continued)
Australia (continued)
TPG Telecom, Ltd.	5,838	$ 28,069
Transurban Group	41,794	422,838
Treasury Wine Estates, Ltd.	11,012	86,569
TUAS, Ltd. (B) (C)	3,352	1,706
Vicinity Centres, REIT	50,112	62,994
Washington H Soul Pattinson & Co., Ltd. (C)	1,854	44,471
Wesfarmers, Ltd.	17,579	703,257
Westpac Banking Corp.	55,415	1,027,428
WiseTech Global, Ltd.	2,134	47,087
Woodside Petroleum, Ltd.	15,316	279,198
Woolworths Group, Ltd.	19,384	601,734
Worley, Ltd.	5,485	43,703

		21,179,996

Austria - 0.1%
Andritz AG (C)	1,369	61,552
Erste Group Bank AG (B)	5,804	196,840
OMV AG	2,842	144,177
Raiffeisen Bank International AG (B)	2,838	62,336
Verbund AG	1,236	89,866
voestalpine AG	2,217	91,854

		646,625

Belgium - 0.2%
Ageas SA	3,357	202,979
Anheuser-Busch InBev SA	15,021	946,813
Etablissements Franz Colruyt NV	1,037	61,850
Galapagos NV (B)	878	68,079
Groupe Bruxelles Lambert SA	1,516	156,910
Groupe Bruxelles Lambert SA (C) (D)	614	63,470
KBC Group NV (B)	4,781	347,614
Proximus SADP	2,855	62,140
Solvay SA	1,406	175,104
Telenet Group Holding NV	898	36,416
UCB SA	2,337	222,318
Umicore SA	3,906	207,179

		2,550,872

Bermuda - 0.0% (A)
Arch Capital Group, Ltd. (B)	4,000	153,480
Athene Holding, Ltd., Class A (B)	1,400	70,560
Everest Re Group, Ltd.	400	99,124
RenaissanceRe Holdings, Ltd.	400	64,100

		387,264

Brazil - 0.1%
Vale SA	85,976	1,496,463

Canada - 1.7%
Agnico Eagle Mines, Ltd.	3,600	208,116
Air Canada (B)	2,100	43,698
Algonquin Power & Utilities Corp. (C)	8,100	128,329
Alimentation Couche-Tard, Inc., Class B	13,500	435,283
AltaGas, Ltd. (C)	4,400	73,316
Atco, Ltd., Class I	1,400	46,477
Aurora Cannabis, Inc. (B) (C)	1,650	15,348
Bank of Montreal	9,900	882,468
Bank of Nova Scotia	18,700	1,169,885
Barrick Gold Corp.	27,170	538,989
BCE, Inc.	2,300	103,827
Bombardier, Inc., Class B (B) (C)	37,500	28,945
Brookfield Asset Management, Inc., Class A	20,400	907,424
CAE, Inc. (B)	4,300	122,530
Cameco Corp.	5,600	92,865
Canadian Apartment Properties, REIT	1,500	64,287

Transamerica Series Trust	Page 1

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Canada (continued)
Canadian Imperial Bank of Commerce	6,900	$ 675,615
Canadian National Railway Co.	11,100	1,288,155
Canadian Natural Resources, Ltd.	17,900	553,366
Canadian Pacific Railway, Ltd.	2,100	802,101
Canadian Tire Corp., Ltd., Class A (C)	1,100	156,094
Canadian Utilities, Ltd., Class A	2,000	53,696
Canopy Growth Corp. (B) (C)	3,100	99,559
CCL Industries, Inc., Class B	2,200	121,703
Cenovus Energy, Inc.	19,685	147,868
CGI, Inc. (B)	3,601	299,954
CI Financial Corp. (C)	3,300	47,660
Constellation Software, Inc.	347	484,602
Cronos Group, Inc. (B) (C)	2,800	26,469
Dollarama, Inc.	4,700	207,642
Emera, Inc.	3,700	164,670
Empire Co., Ltd., Class A	2,700	84,178
Enbridge, Inc.	30,706	1,118,581
Fairfax Financial Holdings, Ltd.	458	199,917
First Capital, REIT	1,700	22,307
First Quantum Minerals, Ltd.	10,830	206,396
Fortis, Inc.	6,800	295,062
Franco-Nevada Corp.	2,900	363,429
George Weston, Ltd.	1,443	127,777
Gildan Activewear, Inc. (B)	3,200	97,933
Great-West Lifeco, Inc.	4,400	117,081
H&R, REIT	2,100	23,829
Hydro One, Ltd. (G)	4,900	114,127
iA Financial Corp., Inc.	1,800	97,871
IGM Financial, Inc., Class B (C)	1,500	45,715
Imperial Oil, Ltd. (C)	4,047	98,027
Intact Financial Corp.	2,100	257,341
Inter Pipeline, Ltd. (C)	6,200	88,656
Keyera Corp. (C)	3,200	66,511
Kinross Gold Corp.	19,200	127,878
Kirkland Lake Gold, Ltd. (C)	4,200	141,838
Loblaw Cos., Ltd.	2,800	156,410
Lululemon Athletica, Inc. (B)	1,100	337,381
Lundin Mining Corp.	10,500	108,033
Magna International, Inc.	4,600	405,131
Manulife Financial Corp.	30,100	647,412
Methanex Corp. (C)	1,200	44,278
Metro, Inc.	3,900	177,916
National Bank of Canada	5,000	339,659
Nutrien, Ltd. (C)	8,455	455,481
Onex Corp.	1,500	93,292
Open Text Corp.	4,200	200,258
Parkland Corp. (C)	2,100	63,099
Pembina Pipeline Corp. (C)	8,300	239,747
Power Corp. of Canada (C)	8,300	218,150
PrairieSky Royalty, Ltd. (C)	3,000	32,347
Quebecor, Inc., Class B	2,700	72,490
Restaurant Brands International, Inc.	4,400	286,156
RioCan, REIT	2,400	37,164
Rogers Communications, Inc., Class B	5,500	253,621
Royal Bank of Canada	22,000	2,028,439
Saputo, Inc.	3,700	111,262
Shaw Communications, Inc., Class B	7,300	189,834
Shopify, Inc., Class A (B)	1,700	1,876,845
SmartCentres, REIT	1,400	29,912
Sun Life Financial, Inc.	8,800	444,727
Suncor Energy, Inc.	23,600	493,333
TC Energy Corp. (C)	14,100	646,376
Teck Resources, Ltd., Class B	7,700	147,481
TELUS Corp.	6,500	129,462
Thomson Reuters Corp.	3,128	274,020
Topicus.com, Inc. (B)	645	42,363
Toronto-Dominion Bank	27,900	1,819,594

	Shares	Value
COMMON STOCKS (continued)
Canada (continued)
West Fraser Timber Co., Ltd. (C)	1,000	$ 71,942
Wheaton Precious Metals Corp.	6,897	263,433
WSP Global, Inc.	1,700	161,735

		26,584,178

Chile - 0.0% (A)
Antofagasta PLC	6,177	143,914

China - 0.0% (A)
BYD Co., Ltd., H Shares (C)	7,663	162,543
Dongfeng Motor Group Co., Ltd., H Shares	22,536	20,930
Great Wall Motor Co., Ltd., H Shares	28,008	77,639
Guangzhou Automobile Group Co., Ltd., H Shares	24,556	20,626
Yadea Group Holdings, Ltd. (G)	8,768	19,467

		301,205

Denmark - 0.4%
AP Moller - Maersk A/S, Class A	64	139,336
AP Moller - Maersk A/S, Class B	110	255,524
Carlsberg A/S, Class B	1,713	263,192
Chr Hansen Holding A/S (B)	1,685	153,113
Coloplast A/S, Class B	1,871	281,332
Danske Bank A/S	10,399	194,594
Demant A/S (B)	1,809	76,629
DSV Panalpina A/S	3,350	657,246
Genmab A/S (B)	1,035	340,527
H. Lundbeck A/S	1,120	38,262
ISS A/S (B)	2,644	49,289
Novo Nordisk A/S, Class B	27,677	1,875,094
Novozymes A/S, B Shares	3,388	217,009
Orsted AS (G)	2,999	484,369
Pandora A/S (B)	1,687	180,741
Tryg A/S (C)	1,913	45,116
Vestas Wind Systems A/S	3,036	623,162

		5,874,535

Finland - 0.2%
Elisa OYJ	2,616	156,886
Fortum OYJ	8,380	223,668
Kone OYJ, Class B	6,279	512,933
Metso Outotec OYJ	8,858	98,736
Neles OYJ	2,060	26,163
Neste OYJ	8,168	433,528
Nokian Renkaat OYJ (C)	2,446	88,577
Nordea Bank Abp	53,886	530,626
Orion OYJ, Class B (C)	1,897	76,015
Sampo OYJ, A Shares	8,382	378,143
Stora Enso OYJ, R Shares (C)	11,220	209,273
UPM-Kymmene OYJ	9,867	354,421
Wartsila OYJ Abp	8,616	90,269

		3,179,238

France - 3.0%
Accor SA (B)	33,811	1,275,149
Aeroports de Paris (B)	28,918	3,455,647
Air Liquide SA	8,804	1,438,196
Airbus SE (B)	11,464	1,297,868
Alstom SA (B)	3,530	176,017
Amundi SA (B) (G)	1,142	91,335
Arkema SA	1,310	158,770
Atos SE (B)	1,858	144,939
AXA SA	36,567	981,357
BioMerieux	760	96,701
BNP Paribas SA (B)	21,436	1,304,159
Bollore SA	16,091	77,706

Transamerica Series Trust	Page 2

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Bouygues SA	4,252	$ 170,482
Bureau Veritas SA (B)	5,480	155,969
Capgemini SE	3,021	514,050
Carrefour SA	11,146	201,880
Casino Guichard Perrachon SA (B)	1,011	33,718
Cie de Saint-Gobain (B)	9,438	556,939
Cie Generale des Etablissements Michelin SCA	3,321	497,138
CNP Assurances (B)	3,298	62,693
Covivio, REIT	896	76,704
Credit Agricole SA (B)	22,126	320,318
Danone SA	11,614	796,755
Dassault Aviation SA (B)	48	53,419
Dassault Systemes SE	2,458	525,767
Edenred	4,726	246,849
Eiffage SA (B)	13,253	1,326,647
Electricite de France SA (B)	11,624	155,944
Engie SA (B)	34,549	490,442
EssilorLuxottica SA	5,479	892,142
Eurazeo SE (B)	743	56,548
Eutelsat Communications SA	3,313	40,328
Faurecia SE (B)	2,466	131,286
Gecina SA, REIT	865	119,089
Getlink SE (B)	8,269	126,838
Hermes International	591	654,254
ICADE, REIT	549	40,142
Iliad SA	268	50,945
Ipsen SA	708	60,734
JCDecaux SA (B)	1,613	40,669
Kering SA	1,412	974,635
Klepierre SA, REIT (C)	3,802	88,659
L’Oreal SA	4,881	1,870,586
Legrand SA	5,042	469,000
LVMH Moet Hennessy Louis Vuitton SE	5,348	3,562,896
Natixis SA (B)	18,184	87,046
Orange SA	37,443	461,268
Pernod Ricard SA	3,933	738,187
Publicis Groupe SA	4,089	249,541
Remy Cointreau SA	416	76,835
Renault SA (B)	3,668	158,853
Safran SA (B)	6,360	865,544
Sanofi	20,827	2,057,707
Sartorius Stedim Biotech	520	214,163
Schneider Electric SE	10,451	1,596,329
SCOR SE (B)	2,988	101,967
SEB SA	488	86,071
Societe Generale SA (B)	15,638	409,228
Sodexo SA (B)	1,715	164,474
Suez SA	6,569	139,125
Teleperformance	1,082	394,362
Thales SA	2,024	201,087
TOTAL SE (C)	47,365	2,209,300
Ubisoft Entertainment SA (B)	1,683	128,051
Unibail-Rodamco-Westfield, REIT (B) (C)	2,727	218,548
Valeo SA	4,675	158,824
Veolia Environnement SA	10,163	260,531
Vinci SA	81,649	8,364,701
Vivendi SE	15,289	502,024
Wendel SE	520	64,578
Worldline SA (B) (G)	2,604	218,157

		45,988,810

Germany - 1.8%
adidas AG (B)	3,547	1,107,277
Allianz SE	7,834	1,994,024
BASF SE	17,322	1,439,009

	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Bayer AG	18,492	$ 1,170,153
Bayerische Motoren Werke AG	9,181	952,517
Beiersdorf AG	1,915	202,339
Brenntag SE	2,910	248,434
Carl Zeiss Meditec AG	766	115,430
Commerzbank AG (B)	19,175	117,560
Continental AG	2,124	280,715
Covestro AG (G)	3,278	220,421
Daimler AG	25,090	2,236,445
Delivery Hero SE (B) (G)	2,107	273,032
Deutsche Bank AG (B)	37,700	450,419
Deutsche Boerse AG	3,513	583,761
Deutsche Lufthansa AG (B)	4,572	60,613
Deutsche Post AG	18,914	1,036,270
Deutsche Telekom AG	62,795	1,264,394
Deutsche Wohnen SE	6,644	309,943
E.ON SE	41,857	487,126
Evonik Industries AG	4,051	143,278
Fraport AG Frankfurt Airport Services Worldwide (B)	27,049	1,644,701
Fresenius Medical Care AG & Co. KGaA	4,004	294,501
Fresenius SE & Co. KGaA	7,947	353,953
GEA Group AG	2,997	122,835
Hannover Rueck SE	1,142	208,651
HeidelbergCement AG	2,872	260,885
Henkel AG & Co. KGaA	1,957	193,811
HOCHTIEF AG	483	43,217
Infineon Technologies AG	24,479	1,037,884
KION Group AG	1,281	126,488
Knorr-Bremse AG	940	117,311
LANXESS AG	1,575	116,103
Merck KGaA	2,458	420,268
METRO AG	3,306	34,931
MTU Aero Engines AG	1,054	248,070
Muenchener Rueckversicherungs-Gesellschaft AG	2,717	836,703
Puma SE (B)	1,625	159,197
RWE AG	10,886	426,640
SAP SE	18,471	2,261,836
Siemens AG	14,666	2,407,835
Siemens Healthineers AG (G)	2,792	151,267
Symrise AG	2,361	286,288
Telefonica Deutschland Holding AG	16,225	47,568
thyssenkrupp AG (B)	8,568	114,393
TUI AG (B)	6,836	34,605
Uniper SE	3,789	137,211
United Internet AG (H)	1,914	76,764
Volkswagen AG	892	323,438
Vonovia SE	9,606	627,458
Wirecard AG (B) (C)	2,257	1,037
Zalando SE (B) (G)	2,576	252,666

		28,061,675

Hong Kong - 0.5%
AIA Group, Ltd.	355,200	4,308,584
Brilliance China Automotive Holdings, Ltd. (D)	25,300	23,757
CK Infrastructure Holdings, Ltd.	25,500	151,542
CLP Holdings, Ltd.	17,500	169,955
Geely Automobile Holdings, Ltd.	49,211	125,210
Hang Lung Properties, Ltd.	118,000	306,608
HKT Trust & HKT, Ltd.	107,000	152,501
Hysan Development Co., Ltd.	30,000	117,313
Jardine Matheson Holdings, Ltd.	9,700	634,283
Power Assets Holdings, Ltd.	500	2,952

Transamerica Series Trust	Page 3

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Sun Hung Kai Properties, Ltd.	148,500	$ 2,250,202
WH Group, Ltd. (G)	133,500	108,186

		8,351,093

Ireland - 0.5%
Accenture PLC, Class A	6,300	1,740,375
AerCap Holdings NV (B)	2,200	129,228
AIB Group PLC (B) (C)	15,854	41,683
Allegion PLC	1,000	125,620
Aptiv PLC (B)	2,734	377,019
Bank of Ireland Group PLC (B)	19,258	95,530
CRH PLC	14,867	696,858
DCC PLC	1,544	133,886
Experian PLC	13,937	479,762
Flutter Entertainment PLC	1,434	308,247
Flutter Entertainment PLC	861	184,040
James Hardie Industries PLC, CDI	6,885	208,343
Jazz Pharmaceuticals PLC (B)	600	98,622
Kerry Group PLC, Class A	2,977	372,504
Kingspan Group PLC	2,860	242,489
Medtronic PLC	13,294	1,570,420
Perrigo Co. PLC	1,300	52,611
Smurfit Kappa Group PLC	4,217	198,602
Trane Technologies PLC	2,400	397,344

		7,453,183

Isle of Man - 0.0% (A)
Entain PLC (B)	8,992	188,177

Italy - 0.5%
Assicurazioni Generali SpA (B)	20,599	412,109
Atlantia SpA (B)	109,824	2,054,210
Davide Campari-Milano NV	10,677	119,600
Enel SpA	151,570	1,509,598
Eni SpA	48,607	598,173
Ferrari NV	3,374	705,676
FinecoBank Banca Fineco SpA (B)	11,479	187,854
Intesa Sanpaolo SpA (B)	278,642	754,987
Leonardo SpA	7,604	61,564
Mediobanca Banca di Credito Finanziario SpA (B)	11,529	127,846
Moncler SpA (B)	3,488	199,897
Pirelli & C SpA (B) (G)	7,502	44,006
Poste Italiane SpA (G)	9,835	125,023
Prysmian SpA	4,466	145,125
Recordati Industria Chimica e Farmaceutica SpA	1,934	104,033
Snam SpA	37,783	209,489
Telecom Italia SpA	284,623	157,790
Terna Rete Elettrica Nazionale SpA	26,583	200,697
UniCredit SpA (B)	38,055	402,224

		8,119,901

Japan - 0.2%
Honda Motor Co., Ltd.	13,580	407,063
Isuzu Motors, Ltd.	4,625	49,665
Mazda Motor Corp. (B) (C)	4,700	38,288
Nissan Motor Co., Ltd. (B)	19,358	107,677
Subaru Corp. (C)	5,111	101,735
Suzuki Motor Corp.	3,073	139,461
Toyota Motor Corp. (C)	17,672	1,375,136
Yamaha Motor Co., Ltd.	2,349	57,513

		2,276,538

Luxembourg - 0.1%
ArcelorMittal SA (B)	13,043	376,729

	Shares	Value
COMMON STOCKS (continued)
Luxembourg (continued)
Aroundtown SA	22,935	$ 163,258
Eurofins Scientific SE (B)	2,120	202,644
Millicom International Cellular SA, SDR (B)	1,701	65,442
SES SA	7,225	57,394
Tenaris SA	9,155	103,195

		968,662

Netherlands - 1.1%
ABN AMRO Bank NV, CVA (B) (G)	8,180	99,380
Adyen NV (B) (G)	199	444,215
Akzo Nobel NV	3,778	422,134
ASML Holding NV	8,221	4,984,276
EXOR NV	2,101	177,249
Heineken Holding NV	2,199	195,728
Heineken NV	4,937	507,287
ING Groep NV	74,766	914,658
Just Eat Takeaway.com NV (B) (C) (G)	2,173	200,346
Koninklijke Ahold Delhaize NV	20,090	559,539
Koninklijke DSM NV	3,340	565,197
Koninklijke KPN NV	65,659	222,833
Koninklijke Philips NV (B)	17,118	977,116
Koninklijke Vopak NV	1,323	65,860
NN Group NV	5,861	286,544
NXP Semiconductors NV	5,100	1,026,834
Prosus NV (B)	9,241	1,027,340
QIAGEN NV (B)	4,143	200,510
Randstad NV (C)	2,254	158,543
Royal Dutch Shell PLC, A Shares	63,358	1,234,888
Royal Dutch Shell PLC, B Shares	57,137	1,051,566
Stellantis NV	57,939	1,024,792
Wolters Kluwer NV	5,031	437,297

		16,784,132

Norway - 0.1%
Aker BP ASA	1,674	47,520
DnB ASA	14,520	308,967
Equinor ASA	15,772	308,501
Gjensidige Forsikring ASA	2,964	69,516
Mowi ASA	6,507	161,436
Norsk Hydro ASA	21,527	137,823
Orkla ASA	11,050	108,315
Schibsted ASA, B Shares (B)	1,508	53,950
Telenor ASA	10,947	192,622
Yara International ASA	2,703	140,567

		1,529,217

Portugal - 0.0% (A)
EDP - Energias de Portugal SA	47,645	272,103
Galp Energia SGPS SA	9,631	112,039
Jeronimo Martins SGPS SA	4,721	79,446

		463,588

Russian Federation - 0.0% (A)
Evraz PLC	8,407	66,990

Singapore - 0.2%
CapitaLand, Ltd.	606,800	1,696,081
ComfortDelGro Corp., Ltd.	91,400	116,186
DBS Group Holdings, Ltd.	12,500	267,525
Singapore Telecommunications, Ltd.	65,200	118,264
United Overseas Bank, Ltd.	22,200	426,276
Wilmar International, Ltd.	3,500	14,102

		2,638,434

Transamerica Series Trust	Page 4

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Spain - 1.1%
ACS Actividades de Construccion y Servicios SA	4,780	$ 158,412
Aena SME SA (B) (G)	46,400	7,525,357
Amadeus IT Group SA (B)	8,297	587,491
Banco Bilbao Vizcaya Argentaria SA	128,351	666,189
Banco de Sabadell SA (C)	109,101	58,342
Banco Santander SA (B)	312,379	1,061,249
Bankinter SA	12,904	89,585
CaixaBank SA	82,677	255,864
Cellnex Telecom SA (G)	4,511	259,741
Enagas SA	4,704	102,163
Endesa SA	5,893	155,906
Ferrovial SA (B)	98,158	2,558,893
Grifols SA	5,647	147,875
Iberdrola SA	113,924	1,467,581
Industria de Diseno Textil SA	20,997	691,911
Mapfre SA (C)	19,950	41,550
Melia Hotels International SA (B) (C)	28,976	215,264
Naturgy Energy Group SA	5,593	137,081
Red Electrica Corp. SA	8,011	141,857
Repsol SA	27,650	342,410
Siemens Gamesa Renewable Energy SA	4,445	172,018
Telefonica SA	82,023	367,151

		17,203,890

Sweden - 0.5%
Alfa Laval AB (B)	5,122	154,831
Assa Abloy AB, B Shares	15,884	456,507
Atlas Copco AB, A Shares	11,062	673,337
Atlas Copco AB, B Shares	6,419	334,053
Autoliv, Inc. (B)	900	83,520
Boliden AB	4,607	170,914
Electrolux AB, Series B	3,795	105,245
Epiroc AB, Class A	10,815	244,944
Epiroc AB, Class B	6,435	134,065
Essity AB, Class B (C)	9,788	309,214
H & M Hennes & Mauritz AB, B Shares (B)	13,510	304,358
Hexagon AB, B Shares	4,365	402,641
Husqvarna AB, B Shares	6,931	99,837
ICA Gruppen AB	1,452	70,992
Industrivarden AB, C Shares (B)	2,770	97,181
Investor AB, B Shares	7,548	601,873
Kinnevik AB, Class B (B) (C)	4,131	200,840
L E Lundbergforetagen AB, B Shares (B)	1,243	67,861
Lundin Energy AB	3,103	97,494
Sandvik AB (B)	18,913	516,708
Securitas AB, B Shares	5,192	88,283
Skandinaviska Enskilda Banken AB, Class A (C)	27,646	336,971
Skanska AB, B Shares (C)	5,647	141,604
SKF AB, B Shares	6,345	180,321
Svenska Handelsbanken AB, A Shares (C)	26,202	284,598
Swedbank AB, A Shares	14,900	262,566
Swedish Match AB	2,639	206,020
Tele2 AB, B Shares	7,947	107,192
Telefonaktiebolaget LM Ericsson, B Shares	50,748	671,434
Telia Co. AB	44,327	192,008
Volvo AB, B Shares (B) (C)	24,591	621,994

		8,219,406

Switzerland - 1.6%
ABB, Ltd.	29,129	880,203
Adecco Group AG	2,411	162,340
Alcon, Inc. (B)	6,615	463,187

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Baloise Holding AG	755	$ 128,449
Barry Callebaut AG	46	103,958
Chocoladefabriken Lindt & Spruengli AG	18	322,700
Chubb, Ltd.	4,567	721,449
Cie Financiere Richemont SA	8,203	787,537
Clariant AG	3,121	62,938
Coca-Cola HBC AG (B)	3,158	100,569
Credit Suisse Group AG	40,730	426,714
Dufry AG (B) (C)	769	52,365
EMS-Chemie Holding AG (C)	125	111,623
Garmin, Ltd.	1,300	171,405
Geberit AG	594	378,089
Givaudan SA	138	531,763
Glencore PLC (B)	167,756	657,380
Julius Baer Group, Ltd.	3,525	225,415
Kuehne & Nagel International AG	847	241,693
LafargeHolcim, Ltd. (B)	7,739	454,768
Lonza Group AG	1,085	606,585
Nestle SA	44,932	5,007,816
Novartis AG	32,620	2,787,618
Partners Group Holding AG	292	372,897
Roche Holding AG	10,259	3,315,465
Schindler Holding AG	932	271,522
SGS SA	95	269,476
Siemens Energy AG (B)	7,333	263,228
Sika AG	1,966	561,625
Sonova Holding AG (B)	830	219,893
STMicroelectronics NV	13,147	500,914
Straumann Holding AG	161	200,835
Swatch Group AG	1,293	178,271
Swiss Life Holding AG	527	259,053
Swiss Prime Site AG	1,180	108,805
Swiss Re AG	4,686	460,890
Swisscom AG (C)	389	208,668
TE Connectivity, Ltd.	3,300	426,063
Temenos AG	1,059	152,438
UBS Group AG	60,565	937,808
Vifor Pharma AG	704	95,826
Zurich Insurance Group AG	2,343	1,000,017

		25,190,258

United Kingdom - 2.5%
3i Group PLC	15,003	238,580
Admiral Group PLC	2,934	125,430
Amcor PLC	15,900	185,712
Anglo American PLC	16,254	636,940
Ashtead Group PLC	7,173	427,884
Associated British Foods PLC (B)	5,678	189,039
AstraZeneca PLC	19,843	1,982,456
Auto Trader Group PLC (B) (G)	15,225	116,364
AVEVA Group PLC	1,020	48,119
Aviva PLC	62,410	351,209
BAE Systems PLC	50,408	350,937
Barclays PLC	275,464	706,039
Barratt Developments PLC (B)	15,565	160,248
Berkeley Group Holdings PLC	1,849	113,151
BP PLC	312,834	1,270,745
British American Tobacco PLC	35,195	1,345,939
British Land Co. PLC, REIT	14,036	97,679
BT Group PLC (B)	128,387	273,987
Bunzl PLC	5,325	170,532
Burberry Group PLC (B)	6,588	172,426
Capri Holdings, Ltd. (B)	1,500	76,500
Centrica PLC (B)	94,609	70,614
CNH Industrial NV (B)	19,790	306,226
Coca-Cola European Partners PLC	4,200	219,072

Transamerica Series Trust	Page 5

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Compass Group PLC (B)	24,951	$ 502,718
Croda International PLC	1,962	171,701
Diageo PLC	36,619	1,509,187
Direct Line Insurance Group PLC	21,296	91,981
easyJet PLC (B)	2,790	37,624
Ferguson PLC	3,533	422,183
G4S PLC (B)	28,563	96,473
GlaxoSmithKline PLC	75,414	1,339,078
Halma PLC	5,874	192,244
Hargreaves Lansdown PLC	5,088	108,126
HSBC Holdings PLC	317,352	1,851,505
IHS Markit, Ltd.	3,800	367,764
Imperial Brands PLC	14,731	302,998
Informa PLC (B)	20,716	159,874
InterContinental Hotels Group PLC (B)	21,071	1,445,161
Intertek Group PLC	2,497	192,841
ITV PLC (B)	59,223	98,096
J Sainsbury PLC	27,264	91,146
JD Sports Fashion PLC (B)	6,844	77,802
Johnson Matthey PLC	3,047	126,564
Kingfisher PLC (B)	32,957	144,618
Land Securities Group PLC, REIT	10,887	103,576
Legal & General Group PLC	91,705	352,851
Liberty Global PLC, Class A (B)	1,700	43,622
Liberty Global PLC, Class C (B)	4,068	103,897
Linde PLC	5,300	1,484,742
Lloyds Banking Group PLC (B)	1,118,931	656,127
London Stock Exchange Group PLC	4,896	468,424
M&G PLC	40,659	116,253
Marks & Spencer Group PLC (B)	31,632	65,782
Meggitt PLC (B)	12,135	79,866
Melrose Industries PLC (B)	81,448	187,402
Micro Focus International PLC	5,449	41,556
Mondi PLC	7,523	191,867
National Grid PLC	53,786	640,650
Natwest Group PLC	76,304	206,441
Next PLC (B)	2,097	227,400
NMC Health PLC (B) (D) (E) (I)	77,617	0
Ocado Group PLC (B)	6,738	189,031
Pearson PLC	12,404	131,945
Pentair PLC	1,500	93,480
Persimmon PLC	4,961	201,073
Prudential PLC	40,755	865,527
Reckitt Benckiser Group PLC	10,915	977,781
RELX PLC	29,849	748,515
Rentokil Initial PLC (B)	27,477	183,490
Rio Tinto PLC	43,756	3,347,870
Rio Tinto, Ltd.	5,932	499,001
Rolls-Royce Holdings PLC (B)	29,485	42,802
RSA Insurance Group PLC	17,486	164,163
Sage Group PLC	17,248	145,712
Schroders PLC	1,923	92,787
Segro PLC, REIT	17,253	223,008
Severn Trent PLC	3,711	117,975
Smith & Nephew PLC	13,322	253,079
Smiths Group PLC	6,150	130,355
Spirax-Sarco Engineering PLC	1,129	177,434
SSE PLC	16,364	328,239
St. James’s Place PLC	8,140	142,966
Standard Chartered PLC	43,942	302,589
Standard Life Aberdeen PLC	37,308	149,104
Taylor Wimpey PLC (B)	49,943	124,242
Tesco PLC	120,156	379,083
Unilever PLC	17,345	969,863
Unilever PLC	25,529	1,424,443
United Utilities Group PLC	10,701	136,578
Vodafone Group PLC	415,219	754,908

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Weir Group PLC (B)	4,234	$ 103,723
Whitbread PLC (B)	19,797	935,028
Willis Towers Watson PLC	1,324	303,037
WM Morrison Supermarkets PLC	37,599	94,571
WPP PLC	19,577	248,459

		38,917,829

United States - 27.5%
3M Co.	5,700	1,098,276
A.O. Smith Corp.	1,300	87,893
Abbott Laboratories	17,548	2,102,952
AbbVie, Inc.	17,589	1,903,482
ABIOMED, Inc. (B)	400	127,492
Activision Blizzard, Inc.	7,400	688,200
Acuity Brands, Inc.	400	66,000
Adobe, Inc. (B)	4,760	2,262,761
Advance Auto Parts, Inc.	700	128,443
Advanced Micro Devices, Inc. (B)	10,200	800,700
AES Corp.	6,700	179,627
Aflac, Inc.	7,400	378,732
Agilent Technologies, Inc.	3,051	387,904
AGNC Investment Corp., REIT	5,300	88,828
Air Products & Chemicals, Inc.	2,224	625,700
Akamai Technologies, Inc. (B)	1,700	173,230
Alaska Air Group, Inc. (B)	6,417	444,121
Albemarle Corp.	1,100	160,721
Alexandria Real Estate Equities, Inc., REIT	1,200	197,160
Alexion Pharmaceuticals, Inc. (B)	2,231	341,142
Align Technology, Inc. (B)	800	433,224
Alleghany Corp. (B)	100	62,629
Allegiant Travel Co. (B)	829	202,326
Alliance Data Systems Corp.	400	44,836
Alliant Energy Corp.	2,400	129,984
Allstate Corp.	3,200	367,680
Ally Financial, Inc.	3,900	176,319
Alnylam Pharmaceuticals, Inc. (B)	1,100	155,309
Alphabet, Inc., Class A (B)	2,900	5,981,308
Alphabet, Inc., Class C (B)	3,039	6,286,567
Altice USA, Inc., Class A (B)	1,400	45,542
Altria Group, Inc.	18,400	941,344
Amazon.com, Inc. (B)	4,158	12,865,185
AMERCO	100	61,260
Ameren Corp.	2,400	195,264
American Airlines Group, Inc. (B)	1,100	26,290
American Electric Power Co., Inc.	4,900	415,030
American Express Co.	7,000	990,080
American Financial Group, Inc.	800	91,280
American International Group, Inc.	8,580	396,482
American Tower Corp., REIT	4,362	1,042,780
American Water Works Co., Inc.	1,800	269,856
Ameriprise Financial, Inc.	1,316	305,904
AmerisourceBergen Corp.	1,500	177,105
AMETEK, Inc.	2,300	293,779
Amgen, Inc.	5,910	1,470,467
Amphenol Corp., Class A	5,800	382,626
Analog Devices, Inc.	3,600	558,288
Annaly Capital Management, Inc., REIT	14,400	123,840
ANSYS, Inc. (B)	900	305,604
Anthem, Inc.	2,450	879,428
Aon PLC, Class A	2,341	538,688
APA Corp.	3,600	64,440
Apple, Inc.	174,868	21,360,126
Applied Materials, Inc.	9,199	1,228,986
Aramark	2,400	90,672
Archer-Daniels-Midland Co.	5,600	319,200
Arista Networks, Inc. (B)	600	181,134

Transamerica Series Trust	Page 6

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Arrow Electronics, Inc. (B)	900	$ 99,738
Arthur J. Gallagher & Co.	1,900	237,063
Assurant, Inc.	700	99,239
AT&T, Inc.	73,035	2,210,769
Atmos Energy Corp.	1,200	118,620
Autodesk, Inc. (B)	2,193	607,790
Automatic Data Processing, Inc.	4,200	791,574
AutoZone, Inc. (B)	219	307,542
AvalonBay Communities, Inc., REIT	1,377	254,070
Avery Dennison Corp.	900	165,285
Axalta Coating Systems, Ltd. (B)	2,200	65,076
Baker Hughes Co.	6,500	140,465
Ball Corp.	3,000	254,220
Bank of America Corp.	293,123	11,340,929
Bank of New York Mellon Corp.	8,347	394,730
Bausch Health Cos., Inc. (B)	4,900	155,457
Baxter International, Inc.	4,870	410,736
Becton Dickinson & Co.	2,668	648,724
Berkshire Hathaway, Inc., Class B (B)	13,305	3,399,028
Best Buy Co., Inc.	2,300	264,063
Bio-Rad Laboratories, Inc., Class A (B)	200	114,234
Biogen, Inc. (B)	1,800	503,550
BioMarin Pharmaceutical, Inc. (B)	1,854	139,996
Black Knight, Inc. (B)	1,500	110,985
BlackRock, Inc.	1,200	904,752
Blackstone Group, Inc., Class A	6,500	484,445
Boeing Co. (B)	5,500	1,400,960
Booking Holdings, Inc. (B)	342	796,805
Booz Allen Hamilton Holding Corp.	1,400	112,742
BorgWarner, Inc.	2,100	97,356
Boston Properties, Inc., REIT	1,700	172,142
Boston Scientific Corp. (B)	13,809	533,718
Bristol-Myers Squibb Co.	23,181	1,463,417
Broadcom, Inc.	4,000	1,854,640
Broadridge Financial Solutions, Inc.	1,100	168,410
Brown & Brown, Inc.	2,400	109,704
Brown-Forman Corp., Class B	3,000	206,910
Bunge, Ltd.	1,400	110,978
Burlington Stores, Inc. (B)	700	209,160
Cabot Oil & Gas Corp.	77,331	1,452,276
Cadence Design Systems, Inc. (B)	2,743	375,764
Camden Property Trust, REIT	1,000	109,910
Campbell Soup Co.	1,700	85,459
Capital One Financial Corp.	4,524	575,589
Cardinal Health, Inc.	2,900	176,175
CarMax, Inc. (B)	1,700	225,522
Carnival Corp. (B)	4,500	119,430
Carnival PLC (B)	2,741	59,912
Carrier Global Corp.	8,200	346,204
Caterpillar, Inc.	5,600	1,298,472
Cboe Global Markets, Inc.	1,100	108,559
CBRE Group, Inc., Class A (B)	3,100	245,241
CDK Global, Inc.	1,200	64,872
CDW Corp.	1,400	232,050
Celanese Corp.	1,200	179,772
Centene Corp. (B)	5,700	364,287
CenterPoint Energy, Inc.	5,100	115,515
Cerner Corp.	3,066	220,384
CF Industries Holdings, Inc.	2,200	99,836
CH Robinson Worldwide, Inc.	1,397	133,316
Charles Schwab Corp.	14,588	950,846
Charter Communications, Inc., Class A (B)	1,415	873,083
Cheniere Energy, Inc. (B)	2,300	165,623
Chevron Corp.	19,161	2,007,881
Chipotle Mexican Grill, Inc. (B)	200	284,164
Choice Hotels International, Inc.	5,299	568,530
Church & Dwight Co., Inc.	2,400	209,640

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Cigna Corp.	3,800	$ 918,612
Cincinnati Financial Corp.	1,700	175,253
Cintas Corp.	931	317,760
Cisco Systems, Inc.	41,848	2,163,960
CIT Group, Inc.	1,899	97,817
Citigroup, Inc.	74,197	5,397,832
Citizens Financial Group, Inc.	14,603	644,722
Citrix Systems, Inc.	1,300	182,468
Clorox Co.	1,200	231,456
CME Group, Inc.	3,453	705,206
CMS Energy Corp.	2,800	171,416
Coca-Cola Co.	40,612	2,140,659
Cognex Corp.	1,800	149,382
Cognizant Technology Solutions Corp., Class A	5,500	429,660
Colgate-Palmolive Co.	7,902	622,915
Comcast Corp., Class A	45,677	2,471,582
Comerica, Inc.	4,827	346,289
Conagra Brands, Inc.	4,900	184,240
ConocoPhillips	228,776	12,118,265
Consolidated Edison, Inc.	3,300	246,840
Constellation Brands, Inc., Class A	1,700	387,600
Continental Resources, Inc. (B)	1,000	25,870
Cooper Cos., Inc.	400	153,636
Copart, Inc. (B)	2,100	228,081
Corning, Inc.	7,700	335,027
Corteva, Inc.	7,443	346,993
CoStar Group, Inc. (B)	300	246,567
Costco Wholesale Corp.	4,321	1,523,066
Coty, Inc., Class A (B)	3,000	27,030
Crown Castle International Corp., REIT	4,164	716,749
Crown Holdings, Inc.	1,300	126,152
CSX Corp.	7,400	713,508
Cummins, Inc.	1,479	383,224
CVS Health Corp.	12,781	961,515
D.R. Horton, Inc.	3,391	302,206
Danaher Corp.	6,200	1,395,496
Darden Restaurants, Inc.	1,300	184,600
DaVita, Inc. (B)	900	96,993
Deere & Co.	3,100	1,159,834
Dell Technologies, Inc., Class C (B)	1,719	151,530
Delta Air Lines, Inc. (B)	30,514	1,473,216
DENTSPLY SIRONA, Inc.	2,300	146,763
Devon Energy Corp.	99,844	2,181,591
DexCom, Inc. (B)	945	339,624
Diamondback Energy, Inc.	1,500	110,235
Digital Realty Trust, Inc., REIT	2,700	380,268
Discover Financial Services	3,071	291,714
Discovery, Inc., Class A (B) (C)	1,700	73,882
Discovery, Inc., Class C (B)	3,500	129,115
DISH Network Corp., Class A (B)	2,700	97,740
DocuSign, Inc. (B)	1,100	222,695
Dollar General Corp.	2,500	506,550
Dollar Tree, Inc. (B)	2,329	266,577
Dominion Energy, Inc.	8,100	615,276
Domino’s Pizza, Inc.	400	147,116
Dover Corp.	1,400	191,982
Dow, Inc.	7,600	485,944
Dropbox, Inc., Class A (B)	2,400	63,984
DTE Energy Co.	2,000	266,280
Duke Energy Corp.	7,200	695,016
Duke Realty Corp., REIT	3,600	150,948
DuPont de Nemours, Inc.	7,347	567,776
DXC Technology Co. (B)	2,700	84,402
East West Bancorp, Inc.	4,579	337,930
Eastman Chemical Co.	1,300	143,156
Eaton Corp. PLC	4,222	583,818

Transamerica Series Trust	Page 7

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
eBay, Inc.	7,447	$ 456,054
Ecolab, Inc.	2,500	535,175
Edison International	3,500	205,100
Edwards Lifesciences Corp. (B)	6,245	522,332
Elanco Animal Health, Inc. (B)	3,900	114,855
Electronic Arts, Inc.	2,758	373,350
Eli Lilly & Co.	8,537	1,594,882
Emerson Electric Co.	6,005	541,771
Empire State Realty Trust, Inc., Class A, REIT	59,912	666,821
Entergy Corp.	2,000	198,940
EOG Resources, Inc.	5,600	406,168
EPAM Systems, Inc. (B)	600	238,014
Equifax, Inc.	1,200	217,356
Equinix, Inc., REIT	900	611,631
Equitable Holdings, Inc.	4,100	133,742
Equity Lifestyle Properties, Inc., REIT	1,800	114,552
Equity Residential, REIT	3,600	257,868
Erie Indemnity Co., Class A	200	44,182
Essential Utilities, Inc.	2,200	98,450
Essex Property Trust, Inc., REIT	700	190,288
Estee Lauder Cos., Inc., Class A	2,200	639,870
Evergy, Inc.	2,300	136,919
Eversource Energy	3,100	268,429
Exact Sciences Corp. (B)	1,400	184,492
Exelon Corp.	9,784	427,952
Expedia Group, Inc. (B)	1,392	239,591
Expeditors International of Washington, Inc.	1,800	193,842
Extended Stay America, Inc.	16,768	331,168
Extra Space Storage, Inc., REIT	1,300	172,315
Exxon Mobil Corp.	41,183	2,299,247
F5 Networks, Inc. (B)	700	146,034
Facebook, Inc., Class A (B)	23,673	6,972,409
FactSet Research Systems, Inc.	300	92,577
Fastenal Co.	5,600	281,568
Federal Realty Investment Trust, REIT	800	81,160
FedEx Corp.	2,510	712,940
Fidelity National Financial, Inc.	2,800	113,848
Fidelity National Information Services, Inc.	6,200	871,782
Fieldwood Energy, Inc. (D) (E) (F) (I)	7,771	0
Fifth Third Bancorp	22,994	861,125
First Republic Bank	5,598	933,467
FirstEnergy Corp.	5,300	183,857
Fiserv, Inc. (B)	5,600	666,624
FleetCor Technologies, Inc. (B)	954	256,273
Flex, Ltd. (B)	5,100	93,381
FLIR Systems, Inc.	1,400	79,058
Flowserve Corp.	1,300	50,453
FMC Corp.	1,300	143,793
Ford Motor Co. (B)	71,838	880,016
Fortinet, Inc. (B)	1,419	261,692
Fortive Corp.	2,987	211,002
Fortune Brands Home & Security, Inc.	1,405	134,627
Fox Corp., Class A	3,500	126,385
Fox Corp., Class B	1,800	62,874
Franklin Resources, Inc.	2,885	85,396
Freeport-McMoRan, Inc. (B)	14,183	467,046
Gap, Inc. (B)	2,200	65,516
Gartner, Inc. (B)	900	164,295
General Dynamics Corp.	2,400	435,744
General Electric Co.	90,541	1,188,803
General Mills, Inc.	6,000	367,920
General Motors Co. (B)	23,796	1,367,318
Genuine Parts Co.	1,400	161,826
Gilead Sciences, Inc.	12,362	798,956
Global Payments, Inc.	2,990	602,724

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Globe Life, Inc.	1,100	$ 106,293
GoDaddy, Inc., Class A (B)	1,800	139,716
Goldman Sachs Group, Inc.	3,200	1,046,400
GrubHub, Inc. (B)	900	54,000
Guidewire Software, Inc. (B)	900	91,467
Halliburton Co.	8,700	186,702
Hanesbrands, Inc.	3,500	68,845
Harley-Davidson, Inc.	1,700	68,170
Hartford Financial Services Group, Inc.	3,537	236,236
Hasbro, Inc.	1,300	124,956
HCA Healthcare, Inc.	2,837	534,321
Healthpeak Properties, Inc., REIT	5,000	158,700
HEICO Corp.	400	50,320
HEICO Corp., Class A	800	90,880
Henry Schein, Inc. (B)	1,400	96,936
Hershey Co.	1,480	234,077
Hess Corp.	51,136	3,618,383
Hewlett Packard Enterprise Co.	13,152	207,012
Hilton Worldwide Holdings, Inc. (B)	31,531	3,812,729
HollyFrontier Corp.	1,400	50,092
Hologic, Inc. (B)	2,700	200,826
Home Depot, Inc.	10,687	3,262,207
Honeywell International, Inc.	7,100	1,541,197
Hormel Foods Corp.	2,900	138,562
Host Hotels & Resorts, Inc., REIT (B)	7,300	123,005
Howmet Aerospace, Inc. (B)	4,100	131,733
HP, Inc.	14,585	463,074
Humana, Inc.	1,300	545,025
Huntington Bancshares, Inc.	31,843	500,572
Huntington Ingalls Industries, Inc.	400	82,340
Hyatt Hotels Corp., Class A (B)	12,176	1,006,955
IAC / InterActiveCorp (B)	800	173,048
IDEX Corp.	800	167,456
IDEXX Laboratories, Inc. (B)	900	440,379
Illinois Tool Works, Inc.	3,100	686,712
Illumina, Inc. (B)	1,430	549,206
Incyte Corp. (B)	1,819	147,830
Ingersoll Rand, Inc. (B)	3,600	177,156
Ingredion, Inc.	700	62,944
Insulet Corp. (B)	628	163,858
Intel Corp.	43,227	2,766,528
Intercontinental Exchange, Inc.	5,440	607,539
International Business Machines Corp.	8,800	1,172,688
International Flavors & Fragrances, Inc.	988	137,935
International Paper Co.	3,800	205,466
Interpublic Group of Cos., Inc.	4,000	116,800
Intuit, Inc.	2,421	927,388
Intuitive Surgical, Inc. (B)	1,167	862,343
Invesco, Ltd.	3,900	98,358
Invitation Homes, Inc., REIT	5,300	169,547
Ionis Pharmaceuticals, Inc. (B)	1,300	58,448
IPG Photonics Corp. (B)	300	63,282
IQVIA Holdings, Inc. (B)	1,734	334,905
Iron Mountain, Inc., REIT (C)	2,900	107,329
J.M. Smucker Co.	1,100	139,183
Jack Henry & Associates, Inc.	800	121,376
Jacobs Engineering Group, Inc.	1,300	168,051
JB Hunt Transport Services, Inc.	900	151,263
Jefferies Financial Group, Inc.	2,500	75,250
JetBlue Airways Corp. (B)	14,151	287,831
Johnson & Johnson	25,924	4,260,609
Johnson Controls International PLC	7,400	441,558
Jones Lang LaSalle, Inc. (B)	600	107,424
JPMorgan Chase & Co.	106,861	16,267,450
Juniper Networks, Inc.	3,300	83,589
Kansas City Southern	1,000	263,920
Kellogg Co.	2,500	158,250

Transamerica Series Trust	Page 8

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
KeyCorp	32,254	$ 644,435
Keysight Technologies, Inc. (B)	1,900	272,460
Kimberly-Clark Corp.	3,300	458,865
Kimco Realty Corp., REIT	4,300	80,625
Kinder Morgan, Inc.	20,200	336,330
KKR & Co., Inc.	4,900	239,365
KLA Corp.	1,500	495,600
Knight-Swift Transportation Holdings, Inc.	1,300	62,517
Kohl’s Corp.	1,700	101,337
Kraft Heinz Co.	6,900	276,000
Kroger Co.	7,675	276,223
L3 Harris Technologies, Inc.	2,238	453,598
Laboratory Corp. of America Holdings (B)	1,000	255,030
Lam Research Corp.	1,403	835,122
Lamb Weston Holdings, Inc.	1,400	108,472
Las Vegas Sands Corp. (B)	3,400	206,584
Lear Corp.	600	108,750
Leggett & Platt, Inc.	1,300	59,345
Leidos Holdings, Inc.	1,300	125,164
Lennar Corp., Class A	2,900	293,567
Lennox International, Inc.	300	93,477
Liberty Broadband Corp., Class C (B)	1,057	158,709
Liberty Media Corp. - Liberty Formula One, Class C (B)	2,000	86,580
Liberty Media Corp. - Liberty SiriusXM, Class A (B)	896	39,496
Liberty Media Corp. - Liberty SiriusXM, Class C (B)	1,746	77,016
Lincoln National Corp.	2,000	124,540
Live Nation Entertainment, Inc. (B)	1,500	126,975
LKQ Corp. (B)	3,000	126,990
Lockheed Martin Corp.	2,700	997,650
Loews Corp.	2,800	143,584
Lowe’s Cos., Inc.	7,373	1,402,197
Lumen Technologies, Inc.	9,800	130,830
LyondellBasell Industries NV, Class A	2,800	291,340
M&T Bank Corp.	3,913	593,250
ManpowerGroup, Inc.	600	59,340
Marathon Oil Corp.	7,700	82,236
Marathon Petroleum Corp.	6,154	329,177
Markel Corp. (B)	140	159,547
MarketAxess Holdings, Inc.	300	149,376
Marriott International, Inc., Class A (B)	37,539	5,559,901
Marriott Vacations Worldwide Corp. (B)	4,022	700,552
Marsh & McLennan Cos., Inc.	4,928	600,230
Martin Marietta Materials, Inc.	700	235,074
Marvell Technology Group, Ltd.	6,295	308,329
Masco Corp.	2,837	169,936
Mastercard, Inc., Class A	9,010	3,208,010
Match Group, Inc. (B)	2,226	305,808
Maxim Integrated Products, Inc.	2,800	255,836
McCormick & Co., Inc.	2,400	213,984
McDonald’s Corp.	7,395	1,657,515
McKesson Corp.	1,700	331,568
Medical Properties Trust, Inc., REIT	5,100	108,528
Merck & Co., Inc.	25,468	1,963,328
MetLife, Inc.	7,900	480,241
Mettler-Toledo International, Inc. (B)	200	231,138
MGM Resorts International	5,000	189,950
Microchip Technology, Inc.	2,380	369,424
Micron Technology, Inc. (B)	11,258	993,068
Microsoft Corp.	70,250	16,562,842
Mid-America Apartment Communities, Inc., REIT	1,100	158,796
Middleby Corp. (B)	600	99,450
Mohawk Industries, Inc. (B)	600	115,386
Molson Coors Beverage Co., Class B (B)	2,000	102,300

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Mondelez International, Inc., Class A	14,407	$ 843,242
MongoDB, Inc. (B) (C)	400	106,972
Monster Beverage Corp. (B)	3,986	363,085
Moody’s Corp.	1,699	507,338
Mosaic Co.	3,600	113,796
Motorola Solutions, Inc.	1,734	326,079
MSCI, Inc.	900	377,352
Nasdaq, Inc.	1,200	176,952
National Retail Properties, Inc., REIT	1,900	83,733
NetApp, Inc.	2,300	167,141
Netflix, Inc. (B)	4,200	2,190,972
Neurocrine Biosciences, Inc. (B)	900	87,525
Newell Brands, Inc.	4,000	107,120
Newmont Corp.	7,712	464,802
News Corp., Class A	3,800	96,634
NextEra Energy, Inc.	18,956	1,433,263
Nielsen Holdings PLC	3,400	85,510
NIKE, Inc., Class B	12,300	1,634,547
NiSource, Inc.	3,600	86,796
Nordstrom, Inc. (B)	1,100	41,657
Norfolk Southern Corp.	2,500	671,300
Northern Trust Corp.	2,100	220,731
Northrop Grumman Corp.	1,700	550,188
NortonLifeLock, Inc.	6,166	131,089
Norwegian Cruise Line Holdings, Ltd. (B)	2,100	57,939
NOV, Inc. (B)	3,800	52,136
NRG Energy, Inc.	2,500	94,325
Nucor Corp.	3,000	240,810
NVIDIA Corp.	5,650	3,016,704
NVR, Inc. (B)	30	141,328
O’Reilly Automotive, Inc. (B)	800	405,800
Occidental Petroleum Corp.	9,000	239,580
OGE Energy Corp.	2,000	64,720
Okta, Inc. (B)	1,044	230,129
Old Dominion Freight Line, Inc.	1,000	240,410
Omega Healthcare Investors, Inc., REIT	2,200	80,586
Omnicom Group, Inc.	2,300	170,545
ON Semiconductor Corp. (B)	4,000	166,440
ONEOK, Inc.	4,052	205,274
Oracle Corp.	22,815	1,600,929
Otis Worldwide Corp.	4,100	280,645
Ovintiv, Inc.	4,500	107,317
Owens Corning	1,100	101,299
PACCAR, Inc.	3,400	315,928
Packaging Corp. of America	1,000	134,480
Palo Alto Networks, Inc. (B)	1,028	331,078
Paramount Group, Inc., REIT	77,884	788,965
Parker-Hannifin Corp.	1,300	410,059
Paychex, Inc.	3,100	303,862
Paycom Software, Inc. (B)	600	222,036
PayPal Holdings, Inc. (B)	10,856	2,636,271
People’s United Financial, Inc.	12,703	227,384
PepsiCo, Inc.	13,739	1,943,382
PerkinElmer, Inc.	1,100	141,119
Pfizer, Inc.	54,445	1,972,542
Philip Morris International, Inc.	15,464	1,372,275
Phillips 66	4,100	334,314
Pinnacle West Capital Corp.	1,100	89,485
Pinterest, Inc., Class A (B)	2,800	207,284
Pioneer Natural Resources Co.	37,370	5,935,103
PNC Financial Services Group, Inc.	14,603	2,561,512
Polaris, Inc.	600	80,100
PPG Industries, Inc.	2,318	348,303
PPL Corp.	7,100	204,764
Principal Financial Group, Inc.	2,800	167,888
Procter & Gamble Co.	24,872	3,368,415
Progressive Corp.	5,700	544,977

Transamerica Series Trust	Page 9

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Prologis, Inc., REIT	7,299	$ 773,694
Prudential Financial, Inc.	4,100	373,510
PTC, Inc. (B)	1,144	157,472
Public Service Enterprise Group, Inc.	5,100	307,071
Public Storage, REIT	1,511	372,854
PulteGroup, Inc.	2,700	141,588
PVH Corp. (B)	800	84,560
Qorvo, Inc. (B)	1,200	219,240
QUALCOMM, Inc.	11,422	1,514,443
Quest Diagnostics, Inc.	1,300	166,842
Ralph Lauren Corp. (B)	600	73,896
Raymond James Financial, Inc.	1,300	159,328
Raytheon Technologies Corp.	15,657	1,209,816
Realty Income Corp., REIT	3,300	209,550
Regency Centers Corp., REIT	1,800	102,078
Regeneron Pharmaceuticals, Inc. (B)	814	385,136
Regions Financial Corp.	31,043	641,348
Reinsurance Group of America, Inc.	700	88,235
Republic Services, Inc.	2,214	219,961
ResMed, Inc.	1,489	288,896
RingCentral, Inc., Class A (B)	800	238,304
Robert Half International, Inc.	1,200	93,684
Rockwell Automation, Inc.	1,100	291,984
Roku, Inc. (B)	900	293,193
Rollins, Inc.	2,150	74,003
Roper Technologies, Inc.	1,000	403,340
Ross Stores, Inc.	3,500	419,685
Royal Caribbean Cruises, Ltd. (B)	1,800	154,098
RPM International, Inc.	1,300	119,405
S&P Global, Inc.	2,400	846,888
Sabre Corp. (B) (C)	2,800	41,468
salesforce.com, Inc. (B)	7,996	1,694,113
Sarepta Therapeutics, Inc. (B)	776	57,835
SBA Communications Corp., REIT	1,100	305,305
Schlumberger NV	13,671	371,714
Seagate Technology PLC	2,400	184,200
Seagen, Inc. (B)	1,149	159,550
Sealed Air Corp.	1,700	77,894
SEI Investments Co.	1,300	79,209
Sempra Energy	2,800	371,224
Sensata Technologies Holding PLC (B)	1,700	98,515
ServiceNow, Inc. (B)	1,888	944,208
Sherwin-Williams Co.	900	664,209
Signature Bank	1,782	402,910
Simon Property Group, Inc., REIT	3,100	352,687
Sirius XM Holdings, Inc. (C)	15,700	95,613
Skyworks Solutions, Inc.	1,800	330,264
SL Green Realty Corp., REIT	25,866	1,810,361
Snap, Inc., Class A (B)	7,200	376,488
Snap-on, Inc.	600	138,444
Southern Co.	10,400	646,464
Southwest Airlines Co. (B)	30,794	1,880,282
Spirit Aerosystems Holdings, Inc., Class A	1,000	48,650
Splunk, Inc. (B)	1,501	203,355
Square, Inc., Class A (B)	3,400	771,970
SS&C Technologies Holdings, Inc.	2,300	160,701
Stanley Black & Decker, Inc.	1,623	324,064
Starbucks Corp.	11,859	1,295,833
State Street Corp.	3,600	302,436
Steel Dynamics, Inc.	2,200	111,672
STERIS PLC	900	171,432
Stryker Corp.	3,306	805,275
Sun Communities, Inc., REIT	900	135,036
SVB Financial Group (B)	1,782	879,702
Synchrony Financial	5,913	240,423
Synopsys, Inc. (B)	1,500	371,670
Sysco Corp.	4,800	377,952

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
T-Mobile US, Inc. (B)	4,100	$ 513,689
T. Rowe Price Group, Inc.	2,400	411,840
Take-Two Interactive Software, Inc. (B)	1,100	194,370
Tapestry, Inc. (B)	2,800	115,388
Targa Resources Corp.	2,300	73,025
Target Corp.	4,920	974,504
Teledyne Technologies, Inc. (B)	300	124,095
Teleflex, Inc.	400	166,184
Teradyne, Inc.	1,700	206,856
Tesla, Inc. (B)	6,445	4,304,809
Texas Instruments, Inc.	9,302	1,757,985
Textron, Inc.	2,400	134,592
Thermo Fisher Scientific, Inc.	3,989	1,820,500
TJX Cos., Inc.	12,189	806,302
Tractor Supply Co.	1,200	212,496
TransDigm Group, Inc. (B)	600	352,752
TransUnion	1,900	171,000
Travelers Cos., Inc.	2,519	378,858
Trimble, Inc. (B)	2,500	194,475
TripAdvisor, Inc. (B) (C)	1,100	59,169
Truist Financial Corp.	44,982	2,623,350
Twilio, Inc., Class A (B)	1,200	408,912
Twitter, Inc. (B)	7,300	464,499
Tyler Technologies, Inc. (B)	400	169,812
Tyson Foods, Inc., Class A	3,100	230,330
Uber Technologies, Inc. (B)	4,337	236,410
UDR, Inc., REIT	2,900	127,194
UGI Corp.	2,100	86,121
Ulta Beauty, Inc. (B)	600	185,502
Under Armour, Inc., Class A (B)	2,000	44,320
Under Armour, Inc., Class C (B)	2,000	36,920
Union Pacific Corp.	6,983	1,539,123
United Airlines Holdings, Inc. (B)	21,054	1,211,447
United Parcel Service, Inc., Class B	7,051	1,198,599
United Rentals, Inc. (B)	800	263,448
UnitedHealth Group, Inc.	9,278	3,452,065
Universal Health Services, Inc., Class B	800	106,712
Unum Group	2,100	58,443
US Bancorp	49,970	2,763,841
Vail Resorts, Inc. (B)	400	116,664
Valero Energy Corp.	4,000	286,400
Varian Medical Systems, Inc. (B)	900	158,877
Veeva Systems, Inc., Class A (B)	1,300	339,612
Ventas, Inc., REIT	3,600	192,024
VEREIT, Inc.	2,180	84,192
VeriSign, Inc. (B)	1,100	218,636
Verisk Analytics, Inc.	1,500	265,035
Verizon Communications, Inc.	41,112	2,390,663
Vertex Pharmaceuticals, Inc. (B)	2,395	514,662
VF Corp.	3,300	263,736
ViacomCBS, Inc., Class B	5,700	257,070
Viatris, Inc. (B)	11,710	163,589
VICI Properties, Inc., REIT (C)	4,500	127,080
Visa, Inc., Class A	16,900	3,578,237
Vistra Corp.	3,753	66,353
VMware, Inc., Class A (B) (C)	885	133,148
Vontier Corp. (B)	1,175	35,567
Vornado Realty Trust, REIT	68,851	3,125,147
Voya Financial, Inc.	1,300	82,732
Vulcan Materials Co.	1,300	219,375
W.R. Berkley Corp.	1,500	113,025
Walgreens Boots Alliance, Inc.	7,282	399,782
Walmart, Inc.	13,884	1,885,864
Walt Disney Co. (B)	18,419	3,398,674
Waste Connections, Inc.	2,700	291,546
Waste Management, Inc.	4,100	528,982
Waters Corp. (B)	700	198,919

Transamerica Series Trust	Page 10

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Wayfair, Inc., Class A (B) (C)	700	$ 220,325
WEC Energy Group, Inc.	3,000	280,770
Wells Fargo & Co.	139,478	5,449,405
Welltower, Inc., REIT	4,000	286,520
West Pharmaceutical Services, Inc.	800	225,424
Western Digital Corp.	2,970	198,248
Western Union Co.	4,100	101,106
Westinghouse Air Brake Technologies Corp.	1,900	150,404
Westlake Chemical Corp.	400	35,516
WestRock Co.	2,700	140,535
Weyerhaeuser Co., REIT	7,501	267,036
Whirlpool Corp.	700	154,245
Williams Cos., Inc.	11,661	276,249
Workday, Inc., Class A (B)	1,672	415,375
WP Carey, Inc., REIT	1,800	127,368
WW Grainger, Inc.	400	160,372
Wyndham Hotels & Resorts, Inc.	8,159	569,335
Wynn Resorts, Ltd. (B)	997	124,994
Xcel Energy, Inc.	5,200	345,852
Xerox Holdings Corp.	2,000	48,540
Xilinx, Inc.	2,470	306,033
XPO Logistics, Inc. (B)	900	110,970
Xylem, Inc.	1,900	199,842
Yum! Brands, Inc.	2,966	320,862
Zebra Technologies Corp., Class A (B)	600	291,108
Zillow Group, Inc., Class C (B) (C)	1,251	162,180
Zimmer Biomet Holdings, Inc.	2,100	336,168
Zions Bancorp NA	5,598	307,666
Zoetis, Inc.	4,630	729,132

		425,034,141

Total Common Stocks (Cost $523,813,547)		700,389,070

PREFERRED STOCKS - 0.2%
Germany - 0.2%
Bayerische Motoren Werke AG,
3.62% (J)	1,579	125,637
Fuchs Petrolub SE,
2.33% (J)	1,324	63,410
Henkel AG & Co. KGaA,
1.93% (J)	3,360	377,715
Porsche Automobil Holding SE,
2.30% (J)	4,245	450,121
Sartorius AG,
0.16% (J)	655	326,604
Volkswagen AG,
1.97% (J)	5,126	1,434,287

Total Preferred Stocks (Cost $1,745,515)		2,777,774

RIGHTS - 0.0% (A)
Australia - 0.0% (A)
Computershare, Ltd., (B) Exercise Price AUD 13.55, Expiration Date 04/19/2021	849	980

Italy - 0.0%
Snam SpA, (B) (D) (E) (I) Exercise Price EUR 4.46, Expiration Date 04/07/2021	37,783	0

Total Rights (Cost $0)		980

	Shares	Value
WARRANTS - 0.0% (A)
Canada - 0.0% (A)
Cenovus Energy, Inc., (B) (C) Exercise Price CAD 4.91, Expiration Date 01/01/2026	363	$ 1,444

Switzerland - 0.0% (A)
CIE Financiere Richemont SA, (B) Exercise Price CHF 0.38, Expiration Date 11/22/2023	18,224	6,941

United States - 0.0% (A)
Occidental Petroleum Corp., (B) Exercise Price $10.63, Expiration Date 08/03/2027	1,137	13,542

Total Warrants (Cost $7,172)		21,927

	Principal	Value
ASSET-BACKED SECURITIES - 0.3%
Ireland - 0.0% (A)
Small Business Origination Loan Trust DAC
Series 2019-2, Class A,
1-Month GBP LIBOR + 1.20%, 1.25% (K), 03/15/2028 (H)	GBP 327,214	451,123

United States - 0.3%
American Credit Acceptance Receivables Trust
Series 2020-2, Class C,
3.88%, 04/13/2026 (G)	$ 700,000	736,413
American Homes 4 Rent Trust
Series 2014-SFR3, Class C,
4.60%, 12/17/2036 (G)	225,000	240,823
CPS Auto Receivables Trust
Series 2016-C, Class D,
5.92%, 06/15/2022 (G)	230,237	231,822
Exeter Automobile Receivables Trust
Series 2018-2A, Class D,
4.04%, 03/15/2024 (G)	1,000,000	1,026,749
Flagship Credit Auto Trust
Series 2020-2, Class C,
3.80%, 04/15/2026 (G)	500,000	531,801
Navient Private Education Loan Trust
Series 2014-AA, Class A3,
1-Month LIBOR + 1.60%, 1.71% (K), 10/15/2031 (G)	421,000	428,354
SLM Private Education Loan Trust
Series 2010-C, Class A5,
1-Month LIBOR + 4.75%, 4.86% (K), 10/15/2041 (G)	1,143,000	1,238,485
SMB Private Education Loan Trust
Series 2019-A, Class A2A,
3.44%, 07/15/2036 (G)	265,747	281,966

		4,716,413

Total Asset-Backed Securities (Cost $4,945,251)		5,167,536

Transamerica Series Trust	Page 11

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CONVERTIBLE BONDS - 0.0% (A)
India - 0.0% (A)
REI Agro, Ltd.
5.50%, 11/13/2014 (B) (G) (L)	$ 697,000	$ 6,698
5.50%, 11/13/2014 (B) (F) (H) (L)	259,000	2,489

		9,187

Netherlands - 0.0% (A)
Bio City Development Co. BV
8.00%, 07/06/2021 (B) (D) (E) (G) (L)	2,400,000	225,120

Total Convertible Bonds (Cost $2,277,010)		234,307

CORPORATE DEBT SECURITIES - 11.1%
Australia - 0.5%
Australia & New Zealand Banking Group, Ltd.
Fixed until 11/25/2030, 2.57% (K), 11/25/2035 (G)	1,250,000	1,173,875
National Australia Bank, Ltd.
0.63%, 08/30/2023, MTN (H)	EUR 450,000	539,443
Quintis Australia Pty, Ltd.
PIK Rate 0.00%, Cash Rate 12.00%, 10/01/2028 (D) (E) (F) (G) (M)	$ 3,336,317	3,336,317
PIK Rate 8.00%, Cash Rate 7.50%, 10/01/2026 (D) (E) (F) (G) (M)	210,704	210,704
Transurban Finance Co. Pty, Ltd.
2.00%, 08/28/2025, MTN (H)	EUR 1,050,000	1,325,340
Westpac Banking Corp.
Fixed until 11/15/2030, 2.67% (K), 11/15/2035	$ 1,250,000	1,186,125

		7,771,804

Belgium - 0.1%
Anheuser-Busch InBev SA
2.75%, 03/17/2036, MTN (H)	EUR 1,470,000	2,079,882

Bermuda - 0.1%
Ooredoo International Finance, Ltd.
2.63%, 04/08/2031	$ 810,000	801,268

Canada - 0.1%
Enbridge, Inc.
2.50%, 01/15/2025	1,775,000	1,848,970

Cayman Islands - 0.1%
Alibaba Group Holding, Ltd.
2.13%, 02/09/2031	475,000	452,423
Meituan
3.05%, 10/28/2030 (G)	1,490,000	1,448,926

		1,901,349

Colombia - 0.2%
Ecopetrol SA
5.88%, 09/18/2023	2,150,000	2,374,675

France - 0.7%
Banque Federative du Credit Mutuel SA
0.75%, 07/17/2025, MTN (H)	EUR 1,000,000	1,212,150
1.75%, 12/19/2024, MTN (H)	GBP 1,500,000	2,133,340
BNP Paribas SA
1.13%, 06/11/2026, MTN (H)	EUR 1,000,000	1,221,660
BPCE SA
5.15%, 07/21/2024 (G)	$ 1,800,000	2,014,562

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
France (continued)
Orange SA
Fixed until 10/01/2026 (N), 5.00% (K), MTN (H)	EUR 1,360,000	$ 1,909,974
TOTAL SE
Fixed until 05/05/2023 (N), 2.71% (K), MTN (H)	1,570,000	1,909,491

		10,401,177

Germany - 0.3%
Kreditanstalt fuer Wiederaufbau
1.13%, 09/15/2032, MTN (H)	2,070,000	2,729,284
Muenchener Rueckversicherungs-Gesellschaft AG
Fixed until 05/26/2021, 6.00% (K), 05/26/2041, MTN (H)	1,400,000	1,654,954
		4,384,238

Indonesia - 0.1%
Pertamina Persero PT
6.50%, 11/07/2048, MTN (H)	$ 1,250,000	1,599,891

Ireland - 0.1%
GE Capital International Funding Unlimited Co.
4.42%, 11/15/2035	1,575,000	1,805,132

Japan - 0.1%
NTT Finance Corp.
1.59%, 04/03/2028 (G)	2,275,000	2,219,364

Jersey, Channel Islands - 0.1%
Galaxy Pipeline Assets Bidco, Ltd.
2.63%, 03/31/2036 (G)	1,575,000	1,506,015

Luxembourg - 0.1%
Medtronic Global Holdings SCA
1.13%, 03/07/2027	EUR 1,740,000	2,148,689

Malaysia - 0.2%
Petronas Capital, Ltd.
3.50%, 03/18/2025, MTN (H)	$ 2,150,000	2,321,011

Netherlands - 0.3%
ASR Nederland NV
Fixed until 09/30/2024 (N), 5.00% (H) (K)	EUR 1,470,000	1,954,437
Cooperatieve Rabobank UA
3.95%, 11/09/2022	$ 1,400,000	1,474,031
Shell International Finance BV
3.13%, 11/07/2049	250,000	240,366
3.25%, 05/11/2025	675,000	728,933

		4,397,767

Republic of Korea - 0.1%
Korea Southern Power Co., Ltd.
0.75%, 01/27/2026 (G)	2,190,000	2,118,234

Saudi Arabia - 0.1%
Saudi Arabian Oil Co.
3.50%, 04/16/2029, MTN (H)	1,660,000	1,767,055

Singapore - 0.1%
ONGC Videsh Vankorneft Pte, Ltd.
3.75%, 07/27/2026 (H)	1,400,000	1,483,062

Transamerica Series Trust	Page 12

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Spain - 0.4%
Banco Santander SA
3.13%, 01/19/2027, MTN (H)	EUR 1,400,000	$ 1,855,333
5.18%, 11/19/2025	$ 1,600,000	1,819,970
CaixaBank SA
0.75%, 04/18/2023, MTN (H)	EUR 1,600,000	1,905,227

		5,580,530

Switzerland - 0.2%
UBS Group AG
3.49%, 05/23/2023 (G)	$ 1,875,000	1,934,810
4.13%, 09/24/2025 (G)	1,090,000	1,209,368

		3,144,178

United Kingdom - 0.6%
HSBC Holdings PLC
Fixed until 11/13/2025, 2.26% (K), 11/13/2026, MTN (H)	GBP 1,514,000	2,162,530
Fixed until 03/13/2022, 3.26% (K), 03/13/2023	$562,000	575,793
Fixed until 05/22/2029, 3.97% (K), 05/22/2030	1,875,000	2,033,142
Lloyds Banking Group PLC
2.25%, 10/16/2024, MTN (H)	GBP 1,520,000	2,174,151
NGG Finance PLC
Fixed until 06/18/2025, 5.63% (K), 06/18/2073 (H)	1,360,000	2,106,778

		9,052,394

United States - 6.5%
7-Eleven, Inc.
1.30%, 02/10/2028 (G)	$ 1,600,000	1,533,675
AbbVie, Inc.
3.45%, 03/15/2022	1,105,000	1,130,452
Altria Group, Inc.
2.45%, 02/04/2032	825,000	783,982
American Tower Corp.
2.40%, 03/15/2025	1,425,000	1,485,323
AT&T, Inc.
1.80%, 09/05/2026	EUR 1,520,000	1,922,202
2.90%, 12/04/2026	GBP 1,200,000	1,782,701
Bank of America Corp.
Fixed until 06/19/2025, 1.32% (K), 06/19/2026, MTN	$ 2,475,000	2,466,478
Fixed until 03/11/2031, 2.65% (K), 03/11/2032	1,075,000	1,076,031
4.00%, 01/22/2025, MTN	1,684,000	1,839,889
4.13%, 01/22/2024, MTN	1,286,000	1,405,491
BAT Capital Corp.
3.56%, 08/15/2027	1,675,000	1,779,957
Becton Dickinson & Co.
2.89%, 06/06/2022	959,000	983,833
Boeing Co.
5.15%, 05/01/2030	1,050,000	1,207,636
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051 (C)	525,000	506,087
4.55%, 09/01/2044	225,000	265,349
Campbell Soup Co.
2.38%, 04/24/2030	1,450,000	1,417,164
Capital One Financial Corp.
3.30%, 10/30/2024	1,925,000	2,074,563
Centene Corp.
4.25%, 12/15/2027	98,000	103,042
5.38%, 06/01/2026 - 08/15/2026 (G)	707,000	739,586

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Charter Communications Operating LLC / Charter Communications Operating Capital
2.30%, 02/01/2032	$ 1,925,000	$ 1,787,628
Chevron Corp.
3.08%, 05/11/2050	600,000	571,686
Chubb INA Holdings, Inc.
0.88%, 06/15/2027	EUR 1,000,000	1,214,270
Cigna Corp.
2.40%, 03/15/2030	$ 500,000	495,411
3.05%, 10/15/2027	775,000	827,955
Citigroup, Inc.
Fixed until 01/29/2030, 2.67% (K), 01/29/2031	254,000	255,023
Fixed until 11/05/2029, 2.98% (K), 11/05/2030	94,000	97,291
Fixed until 03/31/2030, 4.41% (K), 03/31/2031	1,047,000	1,190,273
5.50%, 09/13/2025	1,550,000	1,796,407
Comcast Corp.
2.45%, 08/15/2052 (C)	600,000	511,170
3.70%, 04/15/2024	2,125,000	2,320,598
Crown Castle International Corp.
3.30%, 07/01/2030	1,375,000	1,435,564
CVS Health Corp.
1.88%, 02/28/2031	600,000	562,188
3.75%, 04/01/2030	475,000	515,641
Daimler Finance North America LLC
2.70%, 06/14/2024 (G)	1,750,000	1,842,720
Deere & Co.
3.10%, 04/15/2030	550,000	587,858
Emerson Electric Co.
1.25%, 10/15/2025, MTN	EUR 1,570,000	1,945,999
Energy Transfer Operating, LP
2.90%, 05/15/2025	$ 825,000	858,195
4.05%, 03/15/2025	324,000	349,963
Enterprise Products Operating LLC
3.35%, 03/15/2023	954,000	1,000,036
3.90%, 02/15/2024	228,000	247,047
Fox Corp.
4.71%, 01/25/2029	1,250,000	1,438,010
General Electric Co.
4.25%, 05/01/2040	205,000	226,033
4.35%, 05/01/2050	320,000	353,861
General Motors Financial Co., Inc.
4.30%, 07/13/2025	1,675,000	1,840,643
Georgia-Pacific LLC
2.30%, 04/30/2030 (G)	1,475,000	1,468,291
Global Payments, Inc.
1.20%, 03/01/2026	625,000	614,983
Goldman Sachs Group, Inc.
Fixed until 06/05/2022, 2.91% (K), 06/05/2023	1,824,000	1,872,881
4.75%, 10/21/2045	105,000	128,981
Home Depot, Inc.
2.38%, 03/15/2051	575,000	491,694
International Business Machines Corp.
3.50%, 05/15/2029	550,000	597,939
JPMorgan Chase & Co.
Fixed until 02/04/2031, 1.95% (K), 02/04/2032	3,975,000	3,761,742
Fixed until 04/22/2025, 2.08% (K), 04/22/2026	1,150,000	1,180,681
Fixed until 05/13/2030, 2.96% (K), 05/13/2031	1,750,000	1,779,842
Las Vegas Sands Corp.
3.50%, 08/18/2026	1,750,000	1,823,859

Transamerica Series Trust	Page 13

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Level 3 Financing, Inc.
3.40%, 03/01/2027 (G)	$ 1,700,000	$ 1,799,093
Lowe’s Cos., Inc.
1.30%, 04/15/2028	700,000	664,421
1.70%, 10/15/2030	1,125,000	1,055,907
McDonald’s Corp.
3.50%, 07/01/2027, MTN	1,095,000	1,203,547
NextEra Energy Capital Holdings, Inc.
2.25%, 06/01/2030	2,425,000	2,370,894
NIKE, Inc.
2.85%, 03/27/2030	900,000	947,320
NiSource, Inc.
3.60%, 05/01/2030	1,650,000	1,787,157
NRG Energy, Inc.
5.25%, 06/15/2029 (G)	30,000	32,100
5.75%, 01/15/2028	33,000	35,063
6.63%, 01/15/2027	49,000	50,960
7.25%, 05/15/2026	41,000	42,640
NVIDIA Corp.
2.85%, 04/01/2030	450,000	472,264
3.50%, 04/01/2050	350,000	368,826
ONEOK Partners, LP
4.90%, 03/15/2025	742,000	823,928
ONEOK, Inc.
2.75%, 09/01/2024	435,000	456,330
Oracle Corp.
2.80%, 04/01/2027	1,371,000	1,443,108
2.88%, 03/25/2031	850,000	865,746
2.95%, 04/01/2030	471,000	485,337
3.95%, 03/25/2051	1,025,000	1,051,044
Pacific Gas & Electric Co.
2.50%, 02/01/2031	550,000	518,996
PepsiCo, Inc.
2.63%, 04/28/2026, MTN	EUR 1,410,000	1,869,108
Prologis Finance LLC
1.88%, 01/05/2029	950,000	1,232,893
Synchrony Bank
3.00%, 06/15/2022	$ 1,975,000	2,028,854
T-Mobile USA, Inc.
2.05%, 02/15/2028 (G)	1,550,000	1,522,395
2.25%, 11/15/2031 (G)	1,250,000	1,186,781
Union Pacific Corp.
3.95%, 09/10/2028	850,000	951,811
Verizon Communications, Inc.
1.38%, 10/27/2026	EUR 1,630,000	2,038,941
2.99%, 10/30/2056 (G)	$ 400,000	351,818
3.40%, 03/22/2041	875,000	884,192
3.50%, 11/01/2024	1,111,000	1,205,838
Vistra Operations Co. LLC
5.00%, 07/31/2027 (G)	52,000	53,628
5.50%, 09/01/2026 (G)	40,000	41,450
5.63%, 02/15/2027 (G)	992,000	1,031,065
Vontier Corp.
2.40%, 04/01/2028 (G)	925,000	908,803
Walt Disney Co.
2.65%, 01/13/2031	1,250,000	1,270,871
Wells Fargo & Co.
Fixed until 04/30/2040, 3.07% (K), 04/30/2041	726,000	709,952
3.75%, 01/24/2024, MTN	679,000	734,196

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Wells Fargo Bank NA
Fixed until 09/09/2021, 2.08% (K), 09/09/2022	$ 2,787,000	$ 2,808,226
Williams Cos., Inc.
3.70%, 01/15/2023	1,198,000	1,252,691

		101,053,998

Total Corporate Debt Securities (Cost $168,891,314)		171,760,683

FOREIGN GOVERNMENT OBLIGATIONS - 20.3%
Australia - 1.3%
Australia Government Bond
0.25%, 11/21/2024 - 11/21/2025 (H)	AUD 20,920,000	15,723,420
2.50%, 05/21/2030 (H)	4,710,000	3,840,174

		19,563,594

Austria - 0.2%
Republic of Austria Government Bond
4.15%, 03/15/2037 (H)	EUR 1,340,000	2,553,617

Belgium - 0.4%
Kingdom of Belgium Government Bond
1.70%, 06/22/2050 (H)	1,030,000	1,499,089
1.90%, 06/22/2038 (H)	3,490,000	5,114,390

		6,613,479

Brazil - 2.0%
Brazil Letras do Tesouro Nacional
Zero Coupon, 01/01/2024 (O)	BRL 213,000,000	30,784,436

Canada - 1.3%
Canada Government Bond
1.25%, 06/01/2030	CAD 7,860,000	6,146,461
Province of British Columbia
2.20%, 06/18/2030	3,700,000	2,981,110
Province of Ontario
2.05%, 06/02/2030	3,930,000	3,113,947
2.30%, 06/15/2026 (C)	$ 2,690,000	2,840,694
Province of Quebec
1.35%, 05/28/2030 (C)	2,890,000	2,745,155
1.90%, 09/01/2030	CAD 3,930,000	3,077,734

		20,905,101

Colombia - 0.0% (A)
Colombia TES
7.75%, 09/18/2030	COP 1,816,200,000	521,508

Denmark - 0.1%
Denmark Government Bond
0.50%, 11/15/2029 (H)	DKK 6,540,000	1,088,290

Finland - 0.1%
Finland Government Bond
1.13%, 04/15/2034 (H)	EUR 900,000	1,198,487

France - 1.4%
Agence Francaise de Developpement EPIC
1.50%, 10/31/2034, MTN (H)	1,600,000	2,136,697
French Republic Government Bond OAT
Zero Coupon, 11/25/2029 (H)	12,440,000	14,778,650
1.50%, 05/25/2050 (H)	2,050,000	2,868,475
SNCF Reseau
1.88%, 03/30/2034, MTN (H)	1,100,000	1,521,370

		21,305,192

Transamerica Series Trust	Page 14

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Germany - 0.8%
Bundesrepublik Deutschland Bundesanleihe
Zero Coupon, 08/15/2050 (H)	$ 760,000	$ 827,572
0.25%, 02/15/2029 (H)	4,280,000	5,304,269
4.25%, 07/04/2039 (H)	2,390,000	4,991,036
4.75%, 07/04/2034 (H)	530,000	1,033,949

		12,156,826

Greece - 2.6%
Hellenic Republic Government Bond
3.75%, 01/30/2028 (H) (O)	28,053,000	40,082,952

Hungary - 0.0% (A)
Hungary Government Bond
3.00%, 08/21/2030	HUF 90,180,000	305,392

Indonesia - 0.3%
Indonesia Government International Bond
1.75%, 04/24/2025	EUR 1,890,000	2,309,027
Indonesia Treasury Bond
8.25%, 05/15/2029	IDR 14,656,000,000	1,099,901
8.38%, 03/15/2034	12,964,000,000	976,267

		4,385,195

Ireland - 0.1%
Ireland Government Bond
0.20%, 10/18/2030 (H)	EUR 1,210,000	1,449,901

Italy - 0.9%
Italy Buoni Poliennali del Tesoro
1.40%, 05/26/2025 (H)	706,041	885,858
1.75%, 07/01/2024 (H)	4,535,000	5,657,074
1.85%, 07/01/2025 (H)	1,800,000	2,283,055
2.45%, 09/01/2050 (H)	3,740,000	5,212,640

		14,038,627

Japan - 4.5%
Japan Government Five Year Bond
0.10%, 12/20/2023	JPY 926,000,000	8,418,509
Japan Government Ten Year Bond
0.10%, 06/20/2026 - 03/20/2030	3,628,000,000	33,003,860
Japan Government Thirty Year Bond
0.40%, 09/20/2049	875,000,000	7,384,455
1.70%, 06/20/2033	858,000,000	9,155,358
Japan Government Twenty Year Bond
0.40%, 03/20/2040	746,000,000	6,662,829
0.60%, 06/20/2037	488,000,000	4,573,824

		69,198,835

Malaysia - 0.1%
Malaysia Government Bond
3.89%, 08/15/2029	MYR 7,100,000	1,783,723

Mexico - 0.3%
Mexico Bonos
Series M,
8.50%, 05/31/2029	MXN 48,961,100	2,688,016
Mexico Government International Bond
4.50%, 04/22/2029	$ 1,400,000	1,551,018

		4,239,034

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Netherlands - 0.3%
Nederlandse Waterschapsbank NV
1.00%, 05/28/2030 (G)	$ 1,129,000	$ 1,046,832
Netherlands Government Bond
Zero Coupon, 07/15/2030 (H)	EUR 2,820,000	3,381,951
2.75%, 01/15/2047 (H)	340,000	649,852

		5,078,635

New Zealand - 0.1%
New Zealand Government Bond
0.25%, 05/15/2028	NZD 1,360,000	877,106

Norway - 0.0% (A)
Norway Government Bond
1.38%, 08/19/2030 (H)	NOK 2,690,000	311,979

Poland - 0.1%
Republic of Poland Government Bond
2.50%, 07/25/2027	PLN 3,720,000	1,021,286

Portugal - 0.1%
Portugal Obrigacoes do Tesouro OT
0.70%, 10/15/2027 (H)	EUR 1,890,000	2,335,885

Republic of Korea - 0.5%
Export-Import Bank of Korea
0.63%, 02/09/2026	$ 1,710,000	1,661,077
Korea Development Bank
0.80%, 07/19/2026	2,440,000	2,380,571
Korea Electric Power Corp.
1.13%, 06/15/2025 (G)	2,650,000	2,630,110
Korea International Bond
2.00%, 06/19/2024	1,260,000	1,318,464

		7,990,222

Russian Federation - 0.1%
Russian Federal Bond - OFZ
7.95%, 10/07/2026	RUB 67,640,000	946,568

Spain - 0.8%
Spain Government Bond
1.60%, 04/30/2025 (H)	EUR 5,190,000	6,577,825
2.70%, 10/31/2048 (H)	1,032,000	1,636,600
3.45%, 07/30/2066 (H)	340,000	637,391
0.60%, 10/31/2029, MTN (H)	2,980,000	3,627,158

		12,478,974

Supranational - 0.6%
Africa Finance Corp.
4.38%, 04/17/2026, MTN (H)	$ 1,450,000	1,569,538
European Investment Bank
0.05%, 05/24/2024, MTN (H)	EUR 2,620,000	3,136,074
International Bank for Reconstruction & Development
SOFR + 0.43%, 0.45% (K), 08/19/2027	$ 4,640,000	4,665,427

		9,371,039

Sweden - 0.1%
Sweden Government Bond
0.75%, 05/12/2028	SEK 11,270,000	1,344,381

United Arab Emirates - 0.0% (A)
Abu Dhabi Government International Bond
3.13%, 04/16/2030 (G)	$ 378,000	405,055

Transamerica Series Trust	Page 15

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Kingdom - 1.2%
U.K. Gilt
0.38%, 10/22/2030 (H)	GBP 2,150,000	$ 2,828,386
0.63%, 10/22/2050 (H)	1,760,000	1,979,569
1.63%, 10/22/2028 (H)	3,080,000	4,549,102
3.50%, 01/22/2045 (H)	3,000,000	5,919,290
4.25%, 09/07/2039 (H)	1,690,000	3,473,616

		18,749,963

Total Foreign Government Obligations (Cost $309,713,340)		313,085,282

LOAN ASSIGNMENTS - 0.0% (A)
United States - 0.0% (A)
Fieldwood Energy LLC
1st Lien Term Loan,
TBD, 04/11/2022 (L) (P)	$ 249,657	94,870
2nd Lien Term Loan,
TBD, 04/11/2023 (L) (P)	337,037	10,532

Total Loan Assignments (Cost $586,694)		105,402

MORTGAGE-BACKED SECURITIES - 0.7%
United Kingdom - 0.2%
Harben Finance PLC
Series 2017-1X, Class B,
3-Month GBP LIBOR + 1.20%, 1.26% (K), 08/20/2056 (H)	GBP 1,271,000	1,751,385
Landmark Mortgage Securities No. 3 PLC
Series 3, Class C,
3-Month GBP LIBOR + 2.10%, 2.13% (K), 04/17/2044 (H)	1,604,866	2,189,375

		3,940,760

United States - 0.5%
BAMLL Commercial Mortgage Securities Trust
Series 2016-ISQ, Class A,
2.85%, 08/14/2034 (G)	$ 1,000,000	1,044,875
BX Trust
Series 2019-OC11, Class D,
4.08% (K), 12/09/2041 (G)	576,000	597,894
COLT Mortgage Loan Trust
Series 2020-2, Class A1,
1.85% (K), 03/25/2065 (G)	656,252	661,755
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A1,
3.57%, 02/15/2036 (G)	885,489	947,629
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class LNC3,
4.75% (K), 12/15/2046 (G)	938,092	975,608
OBX Trust
Series 2020-EXP1, Class 1A8,
3.50% (K), 02/25/2060 (G)	427,885	440,136

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Olympic Tower Mortgage Trust
Series 2017-OT, Class A,
3.57%, 05/10/2039 (G)	$ 1,400,000	$ 1,485,052
Wells Fargo Commercial Mortgage Trust
Series 2020-SOP, Class A,
1-Month LIBOR + 1.14%, 1.25% (K), 01/15/2035 (G)	1,000,000	999,983

		7,152,932

Total Mortgage-Backed Securities (Cost $11,005,410)		11,093,692

U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.9%
Federal Home Loan Mortgage Corp.
2.50%, 06/01/2050	1,858,284	1,907,723
3.00%, 06/01/2050	986,600	1,029,967
Uniform Mortgage-Backed Security
2.00%, TBA (Q)	7,700,000	7,647,514
2.50%, TBA (Q)	22,000,000	22,464,492
3.00%, TBA (Q)	13,000,000	13,540,566
3.50%, TBA (Q)	12,000,000	12,671,719

Total U.S. Government Agency Obligations (Cost $59,563,983)		59,261,981

U.S. GOVERNMENT OBLIGATIONS - 6.1%
U.S. Treasury - 6.1%
U.S. Treasury Bond
1.13%, 05/15/2040	7,440,000	6,053,137
1.25%, 05/15/2050	1,640,000	1,233,459
2.38%, 11/15/2049	5,000,000	4,953,125
2.50%, 02/15/2045	11,510,000	11,721,766
U.S. Treasury Note
0.50%, 04/30/2027	11,700,000	11,199,094
1.13%, 06/30/2021	12,500,000	12,532,775
1.75%, 05/15/2023 (C)	10,000,000	10,328,516
1.88%, 07/31/2022	24,500,000	25,072,305
2.13%, 05/15/2025 (C)	10,900,000	11,533,988

Total U.S. Government Obligations (Cost $99,731,340)		94,628,165

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.1%
U.S. Treasury Bill
0.00% (J), 06/03/2021 (R)	55,000	54,998
0.02% (J), 06/03/2021	30,000	29,999
0.03% (J), 06/03/2021	35,000	34,999
0.04% (J), 06/03/2021	50,000	49,998
0.09% (J), 06/03/2021	375,000	374,989

Total Short-Term U.S. Government Obligations (Cost $544,936)		544,983

	Shares	Value
OTHER INVESTMENT COMPANY - 0.8%
Securities Lending Collateral - 0.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (J)	13,076,829	13,076,829

Total Other Investment Company (Cost $13,076,829)		13,076,829

Transamerica Series Trust	Page 16

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS - 13.0%

Fixed Income Clearing Corp., 0.00% (J), dated 03/31/2021, to be repurchased at $153,829,849 on 04/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 03/31/2023, and with a value of $156,906,449.

	$ 153,829,849	$ 153,829,849
State Street Bank & Trust Co., 0.00% (J), dated 03/31/2021, to be repurchased at $47,091,184 on 04/01/2021. Collateralized by a U.S. Government Obligation, 2.00%, due 08/31/2021, and with a value of $48,033,064. (O)	47,091,184	47,091,184

Total Repurchase Agreements (Cost $200,921,033)		200,921,033

Total Investments (Cost $1,396,823,374)		1,573,069,644
Net Other Assets (Liabilities) - (1.8)%		(27,657,186)

Net Assets - 100.0%		$ 1,545,412,458

Transamerica Series Trust	Page 17

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS:

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
1-Month MXN-TIIE	Receive	5.58%	Monthly	11/01/2030	MXN	62,576,000	$(268,695)	$59	$(268,754)
1-Month MXN-TIIE	Receive	5.59	Monthly	11/01/2030	MXN	62,580,000	(266,430)	59	(266,489)
1-Month MXN-TIIE	Receive	5.60	Monthly	11/01/2030	MXN	122,710,000	(515,719)	115	(515,834)
1-Month MXN-TIIE	Receive	5.61	Monthly	11/01/2030	MXN	102,260,000	(427,908)	96	(428,004)
1-Month MXN-TIIE	Receive	5.61	Monthly	11/01/2030	MXN	143,165,000	(596,466)	134	(596,600)
1-Month MXN-TIIE	Receive	5.61	Monthly	11/01/2030	MXN	143,160,000	(595,328)	134	(595,462)
1-Month MXN-TIIE	Receive	5.78	Monthly	10/04/2030	MXN	105,072,000	(368,997)	93	(369,090)
1-Month MXN-TIIE	Receive	5.78	Monthly	10/03/2030	MXN	48,493,000	(169,222)	—	(169,222)
1-Month MXN-TIIE	Receive	5.78	Monthly	10/04/2030	MXN	104,932,000	(366,412)	93	(366,505)
1-Month MXN-TIIE	Receive	6.03	Monthly	02/12/2031	MXN	113,195,583	(323,424)	109	(323,533)
1-Month MXN-TIIE	Receive	6.03	Monthly	02/12/2031	MXN	113,195,417	(322,169)	109	(322,278)
12-Month USD-USCPI	Pay	1.31	Maturity	05/05/2030	USD	39,025,000	4,438,437	—	4,438,437
12-Month USD-USCPI	Pay	1.37	Maturity	05/29/2030	USD	1,267,000	143,333	—	143,333
12-Month USD-USCPI	Pay	1.75	Maturity	07/30/2030	USD	1,247,000	112,361	—	112,361
12-Month USD-USCPI	Pay	1.96	Maturity	08/28/2030	USD	2,183,000	142,110	—	142,110
12-Month USD-USCPI	Pay	2.18	Maturity	12/23/2030	USD	5,694,000	201,075	—	201,075

Total							$816,546	$1,001	$815,545

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements (S)

Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Invesco MSCI Emerging Markets UCITS ETF	JPM	Receive	Quarterly	06/15/2021	USD	144,260,999	219,377	$(3,903,399)	$—	$(3,903,399)
iShares MSCI Emerging Markets ex China ETF	BNP	Receive	Quarterly	01/13/2022	USD	6,239,655	921	(85,198)	—	(85,198)
MSCI Daily TR Gross USA USD Index	BCLY	Receive	Quarterly	05/06/2021	USD	312,339,378	18,297	4,544,870	—	4,544,870
MSCI Japan Net Total Return USD Index	JPM	Receive	Quarterly	05/11/2021	USD	78,252,084	9,580	(2,367,816)	—	(2,367,816)

Total								$(1,811,543)	$—	$(1,811,543)

Bilateral Equity Basket Total Return Swaps

Reference Entity	Counterparty	Pay/ Receive	Expiration Date	Notional Amount		Notional Amount as a Percentage of Net Assets	Value	Net Unrealized Appreciation (Depreciation)
Barclays Short EV Swap	BCLY	Pay	02/17/2022	USD	5,638,210	0.4	$1,132,158	$1,132,158
Barclays Short EV Swap	BCLY	Pay	02/17/2022	USD	1,292,714	0.1	(86,862)	(86,862)
JPMorgan US Anti-Value (S&P 1500) (a)	JPM	Pay	03/09/2022	USD	10,609,812	0.7	122,001	122,001
JPMorgan US Anti-Value (S&P 1500) (a)	JPM	Pay	03/09/2022	USD	10,528,255	0.7	228,093	228,093
JPMorgan US Anti-Value (S&P 1500) (a)	JPM	Pay	03/09/2022	USD	10,349,655	0.7	382,832	382,832
JPMorgan US Anti-Value (S&P 1500) (a)	JPM	Pay	03/09/2022	USD	9,617,753	0.6	380,666	380,666
JPMorgan US Anti-Value 2 (b)	JPM	Pay	03/08/2022	USD	63,289,550	4.1	(1,296,505)	(1,296,505)
JPMorgan US Low-Volume (c)	JPM	Pay	03/09/2022	USD	8,856,074	0.6	(199,481)	(199,481)
JPMorgan US Low-Volume (c)	JPM	Pay	03/09/2022	USD	8,830,099	0.6	(203,793)	(203,793)
JPMorgan US Low-Volume (c)	JPM	Pay	03/09/2022	USD	8,719,960	0.6	(135,330)	(135,330)
JPMorgan US Low-Volume (c)	JPM	Pay	03/09/2022	USD	8,599,197	0.6	(115,202)	(115,202)
JPMorgan US Low-Volume 2 (d)	JPM	Pay	03/08/2022	USD	28,742,023	1.9	(1,149,959)	(1,149,959)
JPMorgan US Value (S&P 1500) (e)	JPM	Receive	03/09/2022	USD	19,283,629	1.2	279,483	279,483
JPMorgan US Value (S&P 1500) (e)	JPM	Receive	03/09/2022	USD	19,416,751	1.3	182,951	182,951
JPMorgan US Value (S&P 1500) (e)	JPM	Receive	03/09/2022	USD	19,031,774	1.2	(95,261)	(95,261)
JPMorgan US Value (S&P 1500) (e)	JPM	Receive	03/09/2022	USD	18,387,596	1.2	(261,491)	(261,491)
JPMorgan US Value 2 (f)	JPM	Receive	03/08/2022	USD	93,305,920	6.0	2,448,950	2,448,950

							$1,613,250	$1,613,250

Value
OTC Swap Agreements, at value (Assets)	$9,702,004
OTC Swap Agreements, at value (Liabilities)	$(9,900,297)

Transamerica Series Trust	Page 18

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

(a)	The significant reference entities underlying the corresponding total return swap as of March 31, 2021, is as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense
Boeing Co.	229	$ 58,307	0.58%

Air Freight & Logistics
United Parcel Service, Inc., Class B	319	54,189	0.54

Beverages
Boston Beer Co., Inc., Class A	48	57,546	0.57

Biotechnology
Cytokinetics, Inc.	2,672	62,159	0.62

Building Products
Lennox International, Inc.	175	54,681	0.54

Chemicals
Livent Corp.	3,185	55,168	0.55

Commercial Services & Supplies
Rollins, Inc.	1,578	54,328	0.54

Construction & Engineering
Fluor Corp.	2,765	63,833	0.63
Granite Construction, Inc.	1,345	54,119	0.54

		117,952

Electric Utilities
Duke Energy Corp.	568	54,869	0.55
Eversource Energy	636	55,079	0.55
NextEra Energy, Inc.	724	54,720	0.54

		164,668

Electrical Equipment
Generac Holdings, Inc.	174	56,960	0.57

Electronic Equipment, Instruments & Components
Cognex Corp.	682	56,602	0.56

Equity Real Estate Investment Trusts
American Tower Corp.	258	61,711	0.61
CoreSite Realty Corp.	457	54,818	0.54
Crown Castle International Corp.	349	60,143	0.60
Equinix, Inc.	86	58,580	0.58
SBA Communications Corp.	211	58,617	0.58

		293,869

Health Care Equipment & Supplies
Cutera, Inc.	1,868	56,140	0.56
STAAR Surgical Co.	649	68,417	0.68
Tactile Systems Technology, Inc.	1,072	58,386	0.58

		182,943

Health Care Providers & Services
Amedisys, Inc.	210	55,554	0.55
LHC Group, Inc.	290	55,449	0.55

		111,003

Health Care Technology
Tabula Rasa HealthCare, Inc.	1,379	63,516	0.63

Household Durables
Garmin, Ltd.	419	55,187	0.55

Interactive Media & Services
TripAdvisor, Inc.	1,077	57,927	0.58

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Internet & Direct Marketing Retail
Etsy, Inc.	270	$ 54,358	0.54%

IT Services
LiveRamp Holdings, Inc.	1,050	54,463	0.54
PayPal Holdings, Inc.	227	55,081	0.55

		109,544

Life Sciences Tools & Services
NeoGenomics, Inc.	1,234	59,512	0.59
Repligen Corp.	283	54,936	0.55

		114,448

Machinery
Graco, Inc.	776	55,581	0.55
Titan International, Inc.	6,721	62,372	0.62

		117,953

Multi-Utilities
NiSource, Inc.	2,327	56,098	0.56
WEC Energy Group, Inc.	594	55,595	0.55

		111,693

Oil, Gas & Consumable Fuels
Green Plains, Inc.	2,012	54,461	0.54

Pharmaceuticals
Zoetis, Inc.	353	55,638	0.55

Road & Rail
Old Dominion Freight Line, Inc.	235	56,386	0.56
Saia, Inc.	244	56,297	0.56

		112,683

Semiconductors & Semiconductor Equipment
CEVA, Inc.	1,036	58,171	0.58
Cree, Inc.	545	58,916	0.59
Enphase Energy, Inc.	388	62,971	0.63
Monolithic Power Systems, Inc.	170	59,968	0.60
SolarEdge Technologies, Inc.	208	59,748	0.59
Universal Display Corp.	257	60,768	0.60

		360,542

Software
ServiceNow, Inc.	111	55,267	0.55

Specialty Retail
Barnes & Noble Education, Inc.	6,921	56,334	0.56

Technology Hardware, Storage & Peripherals
3D Systems Corp.	2,242	61,530	0.61

Trading Companies & Distributors
Fastenal Co.	1,148	57,735	0.57

TOTAL COMMON STOCKS - LONG		$ 2,879,191

Transamerica Series Trust	Page 19

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

(b)	The significant reference entities underlying the corresponding total return swap as of March 31, 2021, is as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense
Boeing Co.	439	$ 111,874	1.09%

Airlines
Alaska Air Group, Inc.	1,511	104,566	1.02
American Airlines Group, Inc.	4,794	114,579	1.12
Delta Air Lines, Inc.	2,122	102,431	1.00
Southwest Airlines Co.	1,722	105,170	1.02
United Airlines Holdings, Inc.	1,941	111,662	1.09

		538,408

Automobiles
Tesla, Inc.	164	109,513	1.07
Beverages
Coca-Cola Co.	1,930	101,746	0.99
Monster Beverage Corp.	1,134	103,337	1.01

		205,083

Capital Markets
Moody’s Corp.	341	101,849	0.99
S&P Global, Inc.	293	103,417	1.01

		205,266

Chemicals
Air Products & Chemicals, Inc.	372	104,550	1.02
Sherwin-Williams Co.	145	107,081	1.04

		211,631

Commercial Services & Supplies
Rollins, Inc.	2,976	102,444	1.00

Electric Utilities
Eversource Energy	1,215	105,247	1.02
NextEra Energy, Inc.	1,387	104,848	1.02

		210,095

Entertainment
Take-Two Interactive Software, Inc.	574	101,420	0.99

Equity Real Estate Investment Trusts
American Tower Corp.	490	117,186	1.14
Crown Castle International Corp.	653	112,391	1.09
Equinix, Inc.	161	109,124	1.06
Host Hotels & Resorts, Inc.	6,205	104,554	1.02
SBA Communications Corp.	405	112,353	1.09

		555,608

Health Care Equipment & Supplies
ABIOMED, Inc.	325	103,738	1.01
Intuitive Surgical, Inc.	137	101,553	0.99
ResMed, Inc.	530	102,792	1.00
Teleflex, Inc.	244	101,398	0.99
West Pharmaceutical Services, Inc.	374	105,280	1.03

		514,761

Hotels, Restaurants & Leisure
Chipotle Mexican Grill, Inc.	74	104,555	1.02
Starbucks Corp.	932	101,832	0.99

		206,387

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Independent Power & Renewable Electricity Producers
AES Corp.	3,772	$ 101,132	0.98%

Insurance
Marsh & McLennan Cos., Inc.	838	102,053	0.99

Life Sciences Tools & Services
Mettler-Toledo International, Inc.	92	106,830	1.04

Machinery
IDEX Corp.	495	103,665	1.01
Illinois Tool Works, Inc.	467	103,412	1.01
Xylem, Inc.	978	102,871	1.00

		309,948

Multi-Utilities
NiSource, Inc.	4,485	108,130	1.05
WEC Energy Group, Inc.	1,161	108,612	1.06

		216,742

Pharmaceuticals
Zoetis, Inc.	673	105,980	1.03

Professional Services
Verisk Analytics, Inc.	583	103,037	1.00

Road & Rail
Old Dominion Freight Line, Inc.	446	107,208	1.04

Semiconductors & Semiconductor Equipment
Enphase Energy, Inc.	683	110,749	1.08
Monolithic Power Systems, Inc.	294	104,017	1.01
NVIDIA Corp.	197	105,016	1.02

		319,782

Software
Adobe, Inc.	222	105,721	1.03
ANSYS, Inc.	318	108,074	1.05
Autodesk, Inc.	367	101,618	0.99
Cadence Design Systems, Inc.	774	106,010	1.03
Fortinet, Inc.	585	107,898	1.05
Tyler Technologies, Inc.	244	103,776	1.01

		633,097

Water Utilities
American Water Works Co., Inc.	721	108,066	1.05

TOTAL COMMON STOCKS - LONG		$ 5,286,365

Transamerica Series Trust	Page 20

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

(c)	The significant reference entities underlying the corresponding total return swap as of March 31, 2021, is as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Air Freight & Logistics
Expeditors International of Washington, Inc.	564	$ 60,713	0.59%

Beverages
PepsiCo, Inc.	411	58,181	0.56

Biotechnology
Amgen, Inc.	239	59,358	0.58

Building Products
Allegion PLC	467	58,607	0.57

Chemicals
FMC Corp.	527	58,329	0.57
Linde PLC	214	60,017	0.58
Sherwin-Williams Co.	79	58,289	0.56

		176,635

Communications Equipment
Cisco Systems, Inc.	1,144	59,152	0.57

Electric Utilities
Eversource Energy	674	58,372	0.57
Hawaiian Electric Industries, Inc.	1,402	62,282	0.60
Xcel Energy, Inc.	877	58,339	0.57

		178,993

Electronic Equipment, Instruments & Components
Amphenol Corp., Class A	886	58,450	0.57
CDW Corp.	350	58,065	0.56
Corning, Inc.	1,445	62,873	0.61

		179,388

Equity Real Estate Investment Trusts
American Tower Corp.	274	65,400	0.63
Crown Castle International Corp.	370	63,739	0.62
Duke Realty Corp.	1,397	58,596	0.57
Mid-America Apartment Communities, Inc.	405	58,449	0.57
Prologis, Inc.	566	60,040	0.58
SBA Communications Corp.	224	62,121	0.60

		368,345

Food & Staples Retailing
Costco Wholesale Corp.	175	61,514	0.60

Gas Utilities
Atmos Energy Corp.	593	58,624	0.57

Health Care Equipment & Supplies
Baxter International, Inc.	694	58,555	0.57
ResMed, Inc.	303	58,757	0.57
STERIS PLC	315	59,961	0.58

		177,273

Health Care Providers & Services
AmerisourceBergen Corp.	506	59,686	0.58
Henry Schein, Inc.	839	58,081	0.56

		117,767

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Hotels, Restaurants & Leisure
Domino’s Pizza, Inc.	163	$ 59,934	0.58%
McDonald’s Corp.	260	58,254	0.56

		118,188

Household Durables
Garmin, Ltd.	444	58,486	0.57

Life Sciences Tools & Services
Agilent Technologies, Inc.	468	59,526	0.58

Machinery
Graco, Inc.	822	58,904	0.57

Metals & Mining
Newmont Corp.	964	58,087	0.56

Multi-Utilities
Ameren Corp.	733	59,600	0.58

Multiline Retail
Dollar General Corp.	299	60,512	0.59

Pharmaceuticals
Zoetis, Inc.	374	58,965	0.57

Professional Services
Jacobs Engineering Group, Inc.	460	59,413	0.58

Road & Rail
Kansas City Southern	258	68,117	0.66

Semiconductors & Semiconductor Equipment
Analog Devices, Inc.	377	58,505	0.57
Broadcom, Inc.	129	59,819	0.58
Texas Instruments, Inc.	335	63,360	0.61

		181,684

Software
Adobe, Inc.	129	61,337	0.59
Synopsys, Inc.	249	61,634	0.60

		122,971

Specialty Retail
AutoZone, Inc.	44	61,494	0.60
Home Depot, Inc.	210	64,045	0.62
Lowe’s Cos., Inc.	334	63,441	0.61
Murphy USA, Inc.	432	62,507	0.61
O’Reilly Automotive, Inc.	115	58,296	0.56
Tractor Supply Co.	338	59,776	0.58

		369,559

Trading Companies & Distributors
Watsco, Inc.	229	59,611	0.58

TOTAL COMMON STOCKS - LONG		$ 3,008,173

Transamerica Series Trust	Page 21

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

(d)	The significant reference entities underlying the corresponding total return swap as of March 31, 2021, is as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Air Freight & Logistics
CH Robinson Worldwide, Inc.	1,144	$ 109,128	1.03%
Expeditors International of Washington, Inc.	1,114	119,933	1.14

		229,061

Beverages
PepsiCo, Inc.	808	114,333	1.08

Capital Markets
Nasdaq, Inc.	743	109,578	1.04
S&P Global, Inc.	321	113,425	1.07

		223,003

Chemicals
Air Products & Chemicals, Inc.	408	114,668	1.09
FMC Corp.	1,047	115,797	1.10
Linde PLC	434	121,639	1.15
Sherwin-Williams Co.	159	117,444	1.11

		469,548

Commercial Services & Supplies
Republic Services, Inc.	1,138	113,106	1.07
Waste Management, Inc.	906	116,895	1.11

		230,001

Construction Materials
Vulcan Materials Co.	642	108,381	1.03

Containers & Packaging
Ball Corp.	1,308	110,836	1.05

Distributors
Genuine Parts Co.	954	110,235	1.04
Pool Corp.	326	112,418	1.06

		222,653

Diversified Financial Services
Berkshire Hathaway, Inc., Class B	425	108,512	1.03

Electric Utilities
Eversource Energy	1,333	115,432	1.09
Xcel Energy, Inc.	1,753	116,571	1.10

		232,003

Equity Real Estate Investment Trusts
American Tower Corp.	538	128,527	1.22
Crown Castle International Corp.	716	123,267	1.17
Duke Realty Corp.	2,760	115,724	1.10
Mid-America Apartment Communities, Inc.	803	115,918	1.10
Public Storage	457	112,884	1.07
SBA Communications Corp.	444	123,226	1.17

		719,546

Food & Staples Retailing
Walmart, Inc.	833	113,115	1.07

Food Products
Hershey Co.	715	113,090	1.07

Gas Utilities
Atmos Energy Corp.	1,172	115,898	1.10

Health Care Equipment & Supplies
Abbott Laboratories	917	109,902	1.04
Baxter International, Inc.	1,377	116,177	1.10
Danaher Corp.	492	110,841	1.05
Medtronic PLC	909	107,409	1.02
STERIS PLC	607	115,618	1.10

		559,947

Health Care Providers & Services
AmerisourceBergen Corp.	1,026	121,108	1.15
UnitedHealth Group, Inc.	310	115,262	1.09

		236,370

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Health Care Technology
Cerner Corp.	1,528	$ 109,803	1.04%

Hotels, Restaurants & Leisure
McDonald’s Corp.	519	116,223	1.10
Starbucks Corp.	1,022	111,687	1.06

		227,910

Household Durables
Garmin, Ltd.	878	115,810	1.10

Household Products
Colgate-Palmolive Co.	1,414	111,443	1.06
Kimberly-Clark Corp.	817	113,623	1.08
Procter & Gamble Co.	854	115,592	1.09

		340,658

Industrial Conglomerates
3M Co.	595	114,592	1.09
Honeywell International, Inc.	521	112,987	1.07

		227,579

Insurance
Aon PLC	462	106,303	1.01
Arthur J. Gallagher & Co.	866	108,099	1.02
Assurant, Inc.	815	115,555	1.09
Marsh & McLennan Cos., Inc.	919	111,929	1.06
Progressive Corp.	1,201	114,790	1.09
Travelers Cos., Inc.	706	106,144	1.01
W.R. Berkley Corp.	1,474	111,049	1.05

		773,869

Interactive Media & Services
Alphabet, Inc., Class A	51	105,755	1.00
Alphabet, Inc., Class C	51	105,492	1.00

		211,247

IT Services
Accenture PLC, Class A	431	119,051	1.13
Akamai Technologies, Inc.	1,107	112,807	1.07
Automatic Data Processing, Inc.	603	113,686	1.08
Fidelity National Information Services, Inc.	762	107,123	1.01
Fiserv, Inc.	898	106,943	1.01
Jack Henry & Associates, Inc.	708	107,484	1.02
Paychex, Inc.	1,167	114,414	1.08
VeriSign, Inc.	555	110,296	1.04
Visa, Inc., Class A	499	105,690	1.00

		997,494

Life Sciences Tools & Services
Thermo Fisher Scientific, Inc.	241	109,815	1.04

Machinery
IDEX Corp.	543	113,697	1.08
Illinois Tool Works, Inc.	512	113,420	1.07
Otis Worldwide Corp.	1,658	113,461	1.07

		340,578

Media
Comcast Corp., Class A	1,952	105,614	1.00

Multi-Utilities
Ameren Corp.	1,476	120,071	1.14
CMS Energy Corp.	1,942	118,887	1.13
Dominion Energy, Inc.	1,539	116,916	1.11

		355,874

Multiline Retail
Dollar General Corp.	602	121,913	1.15

Transamerica Series Trust	Page 22

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Pharmaceuticals
Bristol-Myers Squibb Co.	1,779	$ 112,331	1.06%
Johnson & Johnson	689	113,210	1.07
Merck & Co., Inc.	1,470	113,349	1.07
Zoetis, Inc.	738	116,237	1.10

		455,127

Professional Services
Verisk Analytics, Inc.	640	113,008	1.07

Road & Rail
Kansas City Southern	508	134,057	1.27
Union Pacific Corp.	513	113,013	1.07

		247,070

Semiconductors & Semiconductor Equipment
Texas Instruments, Inc.	640	121,005	1.15

Software
Adobe, Inc.	244	115,952	1.10
Intuit, Inc.	281	107,766	1.02
Microsoft Corp.	464	109,463	1.04
Oracle Corp.	1,537	107,834	1.02

		441,015

Specialty Retail
AutoZone, Inc.	88	123,745	1.17
Home Depot, Inc.	424	129,467	1.23
O’Reilly Automotive, Inc.	231	117,083	1.11
TJX Cos., Inc.	1,714	113,407	1.07
Tractor Supply Co.	690	122,198	1.16

		605,900

Textiles, Apparel & Luxury Goods
NIKE, Inc., Class B	806	107,156	1.01

Wireless Telecommunication Services
T-Mobile US, Inc.	862	108,053	1.02

TOTAL COMMON STOCKS - LONG		$ 10,142,795

Transamerica Series Trust	Page 23

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

(e)	The significant reference entities underlying the corresponding total return swap as of March 31, 2021, is as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense
General Dynamics Corp.	304	$ 55,140	0.54%
Huntington Ingalls Industries, Inc.	274	56,495	0.55

		111,635

Air Freight & Logistics
Atlas Air Worldwide Holdings, Inc.	914	55,263	0.54

Banks
Customers Bancorp, Inc.	1,748	55,628	0.55

Beverages
Molson Coors Beverage Co., Class B	1,100	56,275	0.55

Chemicals
Chemours Co.	1,990	55,552	0.55
HB Fuller Co.	884	55,611	0.55

		111,163

Commercial Services & Supplies
CoreCivic, Inc.	6,435	58,238	0.57

Construction & Engineering
MYR Group, Inc.	826	59,223	0.58

Consumer Finance
Navient Corp.	4,069	58,224	0.57

Electrical Equipment
Acuity Brands, Inc.	399	65,868	0.65

Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.	514	56,976	0.56
Jabil, Inc.	1,201	62,657	0.61
Sanmina Corp.	1,352	55,963	0.55
SYNNEX Corp.	557	63,911	0.63

		239,507

Health Care Equipment & Supplies
Hill-Rom Holdings, Inc.	502	55,501	0.54
Meridian Bioscience, Inc.	2,370	62,211	0.61

		117,712

Health Care Providers & Services
Laboratory Corp. of America Holdings	218	55,599	0.55
Owens & Minor, Inc.	1,567	58,902	0.58
Quest Diagnostics, Inc.	433	55,587	0.55

		170,088

Hotels, Restaurants & Leisure
Jack in the Box, Inc.	523	57,364	0.56

Household Durables
M/I Homes, Inc.	970	57,307	0.56

Household Products
Central Garden & Pet Co., Class A	1,146	59,459	0.58

Insurance
First American Financial Corp.	999	56,592	0.56

Interactive Media & Services
Facebook, Inc., Class A	205	60,503	0.59

Internet & Direct Marketing Retail
eBay, Inc.	980	60,045	0.59

Common Stocks - Long	Shares	Value	Percentage of Basket Value
IT Services
Alliance Data Systems Corp.	498	$ 55,829	0.55%
DXC Technology Co.	1,872	58,511	0.57
International Business Machines Corp.	420	55,997	0.55

		170,337

Leisure Products
Vista Outdoor, Inc.	1,776	56,958	0.56

Life Sciences Tools & Services
PerkinElmer, Inc.	431	55,350	0.54

Machinery
AGCO Corp.	394	56,531	0.55
Oshkosh Corp.	466	55,294	0.54
Westinghouse Air Brake Technologies Corp.	705	55,825	0.55

		167,650

Multi-Utilities
Avista Corp.	1,225	58,485	0.57

Personal Products
Edgewell Personal Care Co.	1,591	62,993	0.62

Professional Services
CACI International, Inc., Class A	240	59,190	0.58

Road & Rail
Knight-Swift Transportation Holdings, Inc.	1,157	55,652	0.55

Semiconductors & Semiconductor Equipment
Amkor Technology, Inc.	2,539	60,189	0.59
First Solar, Inc.	734	64,081	0.63
Ichor Holdings, Ltd.	1,342	72,201	0.71
Photronics, Inc.	4,521	58,144	0.57
Ultra Clean Holdings, Inc.	1,235	71,674	0.70

		326,289

Software
Ebix, Inc.	1,898	60,799	0.60

Specialty Retail
Hibbett Sports, Inc.	809	55,748	0.55
ODP Corp.	1,310	56,718	0.56

		112,466

Technology Hardware, Storage & Peripherals
Hewlett Packard Enterprise Co.	3,541	55,740	0.55
Thrifts & Mortgage Finance
Essent Group, Ltd.	1,238	58,812	0.58
MGIC Investment Corp.	4,202	58,204	0.57

		117,016

Trading Companies & Distributors
Boise Cascade Co.	943	56,427	0.55

TOTAL COMMON STOCKS - LONG		$ 2,925,446

Transamerica Series Trust	Page 24

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

(f)	The significant reference entities underlying the corresponding total return swap as of March 31, 2021, is as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense
General Dynamics Corp.	591	$ 107,317	1.02%
Huntington Ingalls Industries, Inc.	543	111,783	1.06
L3 Harris Technologies, Inc.	539	109,191	1.04
Textron, Inc.	1,942	108,889	1.04

		437,180

Air Freight & Logistics
FedEx Corp.	392	111,271	1.06

Automobiles
General Motors Co.	1,875	107,749	1.03

Beverages
Molson Coors Beverage Co., Class B	2,184	111,688	1.06

Building Products
Carrier Global Corp.	2,729	115,199	1.10
Fortune Brands Home & Security, Inc.	1,175	112,615	1.07

		227,814

Capital Markets
Bank of New York Mellon Corp.	2,238	105,851	1.01
Franklin Resources, Inc.	3,808	112,710	1.07
Invesco, Ltd.	4,242	106,985	1.02
State Street Corp.	1,269	106,617	1.02

		432,163

Communications Equipment
Cisco Systems, Inc.	2,179	112,691	1.07
Juniper Networks, Inc.	4,233	107,226	1.02

		219,917

Electric Utilities
Alliant Energy Corp.	2,083	112,810	1.07
Entergy Corp.	1,131	112,485	1.07
Exelon Corp.	2,543	111,217	1.06

		336,512

Electronic Equipment, Instruments & Components
Corning, Inc.	2,691	117,070	1.12

Equity Real Estate Investment Trusts
Alexandria Real Estate Equities, Inc.	637	104,579	1.00
Equity Residential	1,464	104,847	1.00

		209,426

Food & Staples Retailing
Kroger Co.	2,927	105,328	1.00
Food Products
J.M. Smucker Co.	852	107,768	1.03
Kraft Heinz Co.	2,663	106,517	1.01

		214,285

Health Care Providers & Services
Anthem, Inc.	302	108,451	1.03
Centene Corp.	1,665	106,438	1.01
Cigna Corp.	437	105,652	1.01
CVS Health Corp.	1,427	107,356	1.02
Laboratory Corp. of America Holdings	424	108,095	1.03
Quest Diagnostics, Inc.	854	109,661	1.04

		645,653

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Household Durables
D.R. Horton, Inc.	1,276	$ 113,689	1.08%
Lennar Corp., Class A	1,172	118,669	1.13
Newell Brands, Inc.	4,091	109,546	1.04
PulteGroup, Inc.	2,204	115,556	1.10
Whirlpool Corp.	516	113,749	1.08

		571,209

Insurance
Hartford Financial Services Group, Inc.	1,880	125,548	1.20

IT Services
DXC Technology Co.	3,693	115,455	1.10
International Business Machines Corp.	821	109,350	1.04

		224,805

Machinery
Snap-on, Inc.	464	107,031	1.02
Stanley Black & Decker, Inc.	544	108,602	1.03
Westinghouse Air Brake Technologies Corp.	1,351	106,982	1.02

		322,615

Media
DISH Network Corp., Class A	2,981	107,917	1.03

Metals & Mining
Newmont Corp.	1,776	107,063	1.02
Nucor Corp.	1,602	128,585	1.22

		235,648

Multi-Utilities
Consolidated Edison, Inc.	1,476	110,384	1.05

Multiline Retail
Dollar Tree, Inc.	968	110,844	1.06

Pharmaceuticals
Pfizer, Inc.	2,931	106,185	1.01

Professional Services
Leidos Holdings, Inc.	1,111	106,969	1.02

Semiconductors & Semiconductor Equipment
Intel Corp.	1,659	106,202	1.01

Specialty Retail
Best Buy Co., Inc.	980	112,513	1.07

Technology Hardware, Storage & Peripherals
Hewlett Packard Enterprise Co.	6,999	110,171	1.05
HP, Inc.	3,388	107,568	1.02
NetApp, Inc.	1,643	119,428	1.14
Seagate Technology PLC	1,374	105,421	1.00

		442,588

Trading Companies & Distributors
United Rentals, Inc.	335	110,286	1.05

TOTAL COMMON STOCKS - LONG		$ 6,069,769

Transamerica Series Trust	Page 25

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	545	06/30/2021	$68,119,331	$67,252,149	$—	$(867,182)
10-Year U.S. Treasury Note	516	06/21/2021	68,722,776	67,563,750	—	(1,159,026)

Total					$—	$(2,026,208)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Ultra Note	(391)	06/21/2021	$(58,206,134)	$(56,181,813)	$2,024,321	$—
30-Year U.S. Treasury Bond	(6)	06/21/2021	(946,488)	(927,562)	18,926	—
EURO STOXX 50® Index	(285)	06/18/2021	(12,708,840)	(12,920,926)	—	(212,086)
Euro-BTP Italy Government Bond	(180)	06/08/2021	(31,352,905)	(31,517,251)	—	(164,346)
FTSE 100 Index	(17)	06/18/2021	(1,572,187)	(1,565,420)	6,767	—
MSCI Emerging Markets Index	(316)	06/18/2021	(21,046,424)	(20,895,500)	150,924	—
Nikkei 225 Index	(96)	06/10/2021	(12,569,714)	(12,721,246)	—	(151,532)
S&P 500® E-Mini Index	(1,319)	06/18/2021	(256,506,466)	(261,650,030)	—	(5,143,564)
U.S. Treasury Ultra Bond	(193)	06/21/2021	(36,613,175)	(34,975,219)	1,637,956	—

Total					$3,838,894	$(5,671,528)

Total Futures Contracts					$3,838,894	$(7,697,736)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	04/05/2021	JPY	52,163,999	USD	470,983	$156	$—
BCLY	05/25/2021	USD	471,197	JPY	52,163,999	—	(162)
BCLY	05/25/2021	PEN	1,940,000	USD	531,528	—	(13,423)
BCLY	05/25/2021	CAD	1,710,221	USD	1,355,732	5,246	—
BCLY	05/25/2021	EUR	848,922	USD	1,024,621	—	(27,911)
BCLY	05/25/2021	GBP	35,913	USD	50,216	—	(698)
BCLY	06/17/2021	USD	38,852	SGD	52,299	—	(13)
BCLY	06/17/2021	COP	437,501,613	USD	123,499	—	(4,286)
BNP	04/06/2021	USD	422,184	CAD	530,650	—	(84)
BNP	05/25/2021	USD	5,412,589	GBP	3,847,956	106,908	—
BNP	05/25/2021	THB	60,310,395	USD	2,005,587	—	(76,081)
BNP	05/25/2021	KRW	7,906,544,838	USD	7,151,296	—	(165,893)
BNP	05/25/2021	PLN	510,415	USD	137,915	—	(8,726)
BNP	05/25/2021	CHF	2,902,268	USD	3,244,955	—	(169,557)
BNP	05/25/2021	MXN	9,155,011	USD	435,742	9,403	—
BNP	05/25/2021	CAD	530,650	USD	422,206	80	—
BNP	06/17/2021	USD	1,082,477	CAD	1,360,713	—	(401)
BNP	06/17/2021	USD	8,885,020	EUR	7,449,912	133,977	—
BNP	06/17/2021	USD	697,983	HKD	5,419,890	683	—
BNP	06/17/2021	USD	329,058	INR	24,261,428	664	—
BNP	06/17/2021	USD	4,225,226	JPY	459,834,924	69,207	—
BNP	06/17/2021	USD	183,344	KRW	207,660,457	—	(136)
BNP	06/17/2021	USD	262,324	RUB	19,506,920	6,862	—
BNP	06/17/2021	USD	10,140,832	TWD	282,868,362	222,992	—
BNP	06/17/2021	DKK	714,296	USD	114,439	—	(1,676)
BNP	06/17/2021	CZK	2,606,976	USD	118,715	—	(1,567)
BNP	06/17/2021	MXN	171,173,641	USD	8,274,224	28,899	—
BNP	06/17/2021	JPY	110,092,174	USD	1,011,742	—	(16,722)

Transamerica Series Trust	Page 26

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	06/17/2021	EUR	1,410,363	USD	1,682,357	$—	$(25,673)
BNP	06/17/2021	INR	29,077,437	USD	393,470	111	—
BOA	05/25/2021	USD	5,386,936	AUD	6,801,987	219,149	—
BOA	05/25/2021	USD	1,332,904	EUR	1,131,764	4,114	—
BOA	05/25/2021	CAD	358,189	USD	281,291	3,753	—
CITI	05/25/2021	CZK	14,948,830	USD	700,640	—	(28,922)
CITI	05/25/2021	RON	1,821,720	USD	451,854	—	(18,872)
CITI	05/25/2021	SGD	1,539,126	USD	1,163,345	—	(19,511)
CITI	05/25/2021	CNH	271,169,843	USD	41,648,359	—	(516,057)
GSI	05/25/2021	HUF	56,697,313	USD	191,575	—	(8,125)
GSI	06/17/2021	USD	65,931,439	BRL	371,892,876	227,319	—
GSI	06/17/2021	USD	3,795,676	EUR	3,184,877	54,558	—
GSI	06/17/2021	USD	881,666	JPY	96,034,387	13,700	—
GSI	06/17/2021	CLP	281,373,739	USD	392,317	—	(1,567)
GSI	06/17/2021	SEK	2,192,028	USD	257,502	—	(6,327)
GSI	06/17/2021	CHF	1,068,708	USD	1,157,017	—	(23,858)
GSI	06/17/2021	BRL	193,712,971	USD	34,927,152	—	(702,941)
JPM	05/25/2021	USD	5,989,483	AUD	7,758,348	95,104	—
JPM	05/25/2021	USD	752,396	CAD	951,452	—	(4,761)
JPM	05/25/2021	USD	292,857	EUR	242,359	8,307	—
JPM	05/25/2021	USD	1,023,456	JPY	113,076,000	1,691	—
JPM	05/25/2021	DKK	785,298	USD	128,454	—	(4,535)
JPM	05/25/2021	EUR	24,670,229	USD	30,025,988	—	(1,060,961)
JPM	05/25/2021	JPY	122,860,744	USD	1,153,155	—	(42,974)
JPM	05/25/2021	GBP	1,603,965	USD	2,236,825	—	(25,229)
JPM	05/25/2021	AUD	280,137	USD	215,840	—	(3,007)
JPM	06/17/2021	USD	610,412	AUD	800,995	1,812	—
JPM	06/17/2021	USD	1,447	CAD	1,801	14	—
JPM	06/17/2021	USD	36,328,588	EUR	30,483,499	521,129	—
JPM	06/17/2021	USD	1,067,342	GBP	772,855	1,626	—
JPM	06/17/2021	USD	173,198	JPY	18,865,239	2,692	—
JPM	06/17/2021	CHF	4,347,136	USD	4,706,419	—	(97,117)
JPM	06/17/2021	AUD	221,409	USD	171,619	—	(3,391)
JPM	06/17/2021	GBP	1,256,878	USD	1,746,763	—	(13,611)
JPM	08/12/2021	USD	47,262,476	CNH	309,756,894	558,009	—
JPM	08/12/2021	CNH	309,756,894	USD	43,777,385	2,927,082	—
RBC	05/25/2021	NOK	2,389,681	USD	281,629	—	(2,244)
RBC	05/25/2021	JPY	1,309,467,215	USD	12,475,833	—	(643,370)
UBS	05/25/2021	USD	12,899	AUD	16,823	118	—
UBS	05/25/2021	USD	1,776,688	MXN	37,017,653	—	(23,225)
UBS	05/25/2021	SEK	10,810,853	USD	1,308,571	—	(70,070)
UBS	06/17/2021	USD	3,238,882	CHF	3,034,966	20,885	—
UBS	06/17/2021	USD	3,429,341	EUR	2,907,022	14,605	—
UBS	06/17/2021	USD	3,242,232	GBP	2,359,456	—	(11,302)
UBS	06/17/2021	USD	3,238,968	JPY	353,152,476	47,152	—
UBS	06/17/2021	USD	156,543	SGD	210,718	—	(46)
UBS	06/17/2021	USD	11,957,343	TRY	106,029,960	—	(221,701)
UBS	06/17/2021	ILS	4,804,124	USD	1,460,375	—	(21,749)
UBS	06/17/2021	HUF	59,214,065	USD	191,404	113	—
UBS	06/17/2021	GBP	3,827,093	USD	5,318,810	—	(41,500)
UBS	06/17/2021	TRY	106,678,007	USD	13,700,115	—	(1,446,634)
UBS	06/17/2021	CHF	11,480	USD	12,430	—	(257)
UBS	06/17/2021	EUR	779,318	USD	929,575	—	(14,149)
UBS	06/17/2021	JPY	60,686,681	USD	559,197	—	(10,707)
UBS	06/17/2021	USD	152,476	ZAR	2,290,700	—	(1,120)

Total						$5,308,120	$(5,602,849)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	19.9%	$313,085,282
Banks	8.2	128,653,420
U.S. Government Obligations	6.0	94,628,165
Oil, Gas & Consumable Fuels	4.2	66,460,952
U.S. Government Agency Obligations	3.8	59,261,981

Transamerica Series Trust	Page 27

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Software	2.3%		$36,497,590
Insurance	1.8		28,805,341
Pharmaceuticals	1.8		28,255,447
Hotels, Restaurants & Leisure	1.8		27,598,348
Semiconductors & Semiconductor Equipment	1.7		26,375,484
IT Services	1.6		25,016,076
Technology Hardware, Storage & Peripherals	1.5		22,779,871
Diversified Telecommunication Services	1.4		22,268,500
Equity Real Estate Investment Trusts	1.4		21,738,595
Interactive Media & Services	1.4		21,311,184
Capital Markets	1.3		20,626,320
Electric Utilities	1.3		19,912,040
Health Care Equipment & Supplies	1.2		18,884,256
Internet & Direct Marketing Retail	1.2		18,028,184
Metals & Mining	1.1		17,903,994
Automobiles	1.1		16,758,789
Transportation Infrastructure	1.1		16,635,959
Chemicals	0.9		14,487,521
Beverages	0.9		13,936,592
Health Care Providers & Services	0.8		13,286,017
Construction & Engineering	0.8		12,946,627
Textiles, Apparel & Luxury Goods	0.8		12,657,560
Media	0.8		12,328,488
Food Products	0.8		12,195,265
Machinery	0.8		11,977,927
Specialty Retail	0.7		11,377,511
Mortgage-Backed Securities	0.7		11,093,692
Aerospace & Defense	0.7		10,623,586
Road & Rail	0.7		10,178,594
Biotechnology	0.6		9,988,346
Food & Staples Retailing	0.6		9,436,511
Entertainment	0.6		9,330,966
Industrial Conglomerates	0.5		8,305,271
Consumer Finance	0.5		8,032,051
Electrical Equipment	0.5		7,970,931
Diversified Financial Services	0.5		7,285,010
Multi-Utilities	0.5		7,261,708
Household Products	0.4		6,749,812
Tobacco	0.4		6,732,515
Paper & Forest Products	0.4		6,183,549
Real Estate Management & Development	0.4		6,018,720
Airlines	0.4		5,712,565
Professional Services	0.3		5,185,338
Asset-Backed Securities	0.3		5,167,536
Personal Products	0.3		5,134,131
Life Sciences Tools & Services	0.3		5,001,827
Wireless Telecommunication Services	0.3		4,404,028
Electronic Equipment, Instruments & Components	0.3		4,157,905
Air Freight & Logistics	0.3		4,043,183
Communications Equipment	0.2		3,572,230
Building Products	0.2		3,531,982
Multiline Retail	0.2		3,285,774
Household Durables	0.2		2,376,057
Commercial Services & Supplies	0.1		2,273,722
Auto Components	0.1		2,272,322
Construction Materials	0.1		2,153,276
Trading Companies & Distributors	0.1		2,103,649
Containers & Packaging	0.1		1,610,049
Energy Equipment & Services	0.1		897,915
Gas Utilities	0.1		863,623
Marine	0.0	(A)	636,553
Water Utilities	0.0	(A)	622,859
Health Care Technology	0.0	(A)	559,996
Independent Power & Renewable Electricity Producers	0.0	(A)	383,191
Distributors	0.0	(A)	288,816
Mortgage Real Estate Investment Trusts	0.0	(A)	212,668
Leisure Products	0.0	(A)	205,056

Transamerica Series Trust	Page 28

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Investments	86.4%	$1,358,526,799
Short-Term Investments	13.6	214,542,845

Total Investments	100.0%	$1,573,069,644

INVESTMENT VALUATION:

Valuation Inputs (T)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (U)	Value
ASSETS
Investments
Common Stocks	$463,829,326	$236,219,010	$340,734	$700,389,070
Preferred Stocks	—	2,777,774	—	2,777,774
Rights	—	980	0	980
Warrants	14,986	6,941	—	21,927
Asset-Backed Securities	—	5,167,536	—	5,167,536
Convertible Bonds	—	9,187	225,120	234,307
Corporate Debt Securities	—	168,213,662	3,547,021	171,760,683
Foreign Government Obligations	—	313,085,282	—	313,085,282
Loan Assignments	—	105,402	—	105,402
Mortgage-Backed Securities	—	11,093,692	—	11,093,692
U.S. Government Agency Obligations	—	59,261,981	—	59,261,981
U.S. Government Obligations	—	94,628,165	—	94,628,165
Short-Term U.S. Government Obligations	—	544,983	—	544,983
Other Investment Company	13,076,829	—	—	13,076,829
Repurchase Agreements	—	200,921,033	—	200,921,033

Total Investments	$476,921,141	$1,092,035,628	$4,112,875	$1,573,069,644

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$5,037,316	$—	$5,037,316
Over-the-Counter Total Return Swap Agreements	—	9,702,004	—	9,702,004
Futures Contracts (V)	3,838,894	—	—	3,838,894
Forward Foreign Currency Contracts (V)	—	5,308,120	—	5,308,120

Total Other Financial Instruments	$3,838,894	$20,047,440	$—	$23,886,334

LIABILITIES
Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$(4,220,770)	$—	$(4,220,770)
Over-the-Counter Total Return Swap Agreements	—	(9,900,297)	—	(9,900,297)
Futures Contracts (V)	(7,697,736)	—	—	(7,697,736)
Forward Foreign Currency Contracts (V)	—	(5,602,849)	—	(5,602,849)

Total Other Financial Instruments	$(7,697,736)	$(19,723,916)	$—	$(27,421,652)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing securities.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $34,113,001, collateralized by cash collateral of $13,076,829 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $22,225,952. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2021, the total value of securities is $4,200,102, representing 0.3% of the Portfolio’s net assets.
(E)	Securities are Level 3 of the fair value hierarchy.
(F)	Restricted securities. At March 31, 2021, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Quintis Pty, Ltd.	10/25/2018	$1,059,498	$340,734	0.0	(A)%
Common Stocks	Fieldwood Energy, Inc.	04/11/2018	586,694	0	0.0
Convertible Bonds	REI Agro, Ltd. 5.50%, 11/13/2014	05/02/2014	395,548	2,489	0.0	(A)

Transamerica Series Trust	Page 29

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Quintis Australia Pty, Ltd., PIK Rate 0.00%, Cash Rate 12.00%, 10/01/2028	07/20/2016	$3,264,377	$3,336,317	0.2%
Corporate Debt Securities	Quintis Australia Pty, Ltd. PIK Rate 8.00%, Cash Rate 7.50%, 10/01/2026	07/20/2016 - 10/01/2020	206,618	210,704	0.0	(A)

Total			$5,512,735	$3,890,244	0.2%

(G)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the total value of 144A securities is $56,614,199, representing 3.7% of the Portfolio’s net assets.
(H)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2021, the total value of Regulation S securities is $203,181,310, representing 13.1% of the Portfolio’s net assets.
(I)	Securities deemed worthless.
(J)	Rates disclosed reflect the yields at March 31, 2021.
(K)	Floating or variable rate securities. The rates disclosed are as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(L)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At March 31, 2021, the total value of such securities is $339,709, representing less than 0.1% of the Portfolio’s net assets.
(M)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(N)	Perpetual maturity. The date displayed is the next call date.
(O)	All or a portion of investments is owned by Transamerica Cayman Morgan Stanley Global Allocation Ltd., a wholly-owned subsidiary of the Portfolio.
(P)	All or a portion of the security represents unsettled loan commitments at March 31, 2021 where the rate will be determined at time of settlement.
(Q)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(R)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $519,984.
(S)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(T)	There were no transfers in or out of Level 3 during the period ended March 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(U)	Level 3 securities were not considered significant to the Portfolio.
(V)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (offshore)
COP	Columbian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble

Transamerica Series Trust	Page 30

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

CURRENCY ABBREVIATIONS (continued):

SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish New Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
RBC	Royal Bank of Canada
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment in-kind
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
SOFR	Secured Overnight Financing Rate
STOXX	Deutsche Börse Group & SIX Group Index
TBA	To Be Announced
TBD	To Be Determined
TIIE	Tasa de Interés Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)
USCPI	U.S. Consumer Price Index

Transamerica Series Trust	Page 31

Transamerica Morgan Stanley Global Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2021, is disclosed within the Investment Valuation section of the Consolidated Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Rights: Rights may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights are priced at zero. Rights are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 32

Transamerica Morgan Stanley Global Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 33